                                                       -------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: Nov. 30, 2005
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                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729
                                   ---------------------------------------------
iShares Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                               94105
--------------------------------------------------------------------------------
      (Address of principal executive offices)                   (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 597-2000
                                                    ----------------------------
Date of fiscal year end:  07/31/2003
                          ---------------------------

Date of reporting period: 08/01/2002-07/31/2003
                          ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders                                       iSHARES(R)

                       2003 ANNUAL REPORT TO SHAREHOLDERS
                                  JULY 31, 2003

                             [GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

       iSHARES GOLDMAN SACHS SERIES       iSHARES MSCI EAFE INDEX FUND

Table of Contents

Shareholder Letter .......................................................    1
Managers' Discussion & Analysis ..........................................    4
Schedules of Investments .................................................   16
  iShares Goldman Sachs Technology Index Fund ............................   16
  iShares Goldman Sachs Networking Index Fund ............................   20
  iShares Goldman Sachs Semiconductor Index Fund .........................   22
  iShares Goldman Sachs Software Index Fund ..............................   24
  iShares Goldman Sachs Natural Resources Index Fund .....................   26
  iShares MSCI EAFE Index Fund ...........................................   29
Financial Statements .....................................................   42
Financial Highlights .....................................................   46
Notes to the Financial Statements ........................................   49
Report of Independent Auditors ...........................................   56
Tax Information (Unaudited) ..............................................   57
Supplemental Information (Unaudited) .....................................   58
Trustees Information (Unaudited) .........................................   61
iShares Family of Funds ..................................................   66

To Our Shareholders

For many investors, the last few years have been difficult and challenging. The collapse of the stock market bubble, a tepid economy, corporate accounting scandals, lackluster company earnings and the geopolitical situation all contributed to a three-year bear market. Stock market gains during the first half of 2003 give some hope that the markets have turned a corner, but there is no guarantee that challenging market conditions will not return.

However, iShares have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, in April of this year, iShares launched an emerging markets exchange traded fund based on the MSCI's Emerging Market Free Index. Last year, iShares launched the first fixed income exchange traded funds, which Business Week named one of the best new products of 2002./1/ We are adding a Lehman Aggregate Bond Fund to our fixed income menu, enabling investors to track one of the most dominant U.S. fixed income market indexes. Assets under management were $4.1 billion as of July 31, 2003 for the iShares fixed income funds.

With the addition of these iShares, investors can achieve even more diversity in their portfolios - and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments such as capitalization, sectors, value and growth, international and fixed income indexes. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors in the current market. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for iShares continue to grow, and as of July 31, 2003, had reached $41.5 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ Lee T. Kranefuss

Lee T. Kranefuss
President and Chairman of the Board of Trustees for iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/ Business Week, 12/16/02.

/2/ Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER                                                             1

For complete information, including charges and expenses, request a prospectus by calling 1 800 iSHARES (1 800 474 2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

This advertising section does not constitute part of the 2003 Annual Report.

2                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Managers' Discussion & Analysis

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
Performance as of 7/31/03

           AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS
--------------------------------------------------   -------------------------
  Year Ended 7/31/03        Inception to 7/31/03        Inception to 7/31/03
----------------------   -------------------------   -------------------------
 NAV    MARKET   INDEX     NAV     MARKET   INDEX      NAV     MARKET   INDEX
27.18%   27.49%  27.77%  (14.97)% (14.98)% (14.61)%  (32.09)% (32.11)% (31.32)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (3/13/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                             [CHART APPEARS HERE]

                              TOP 10 INDEX HOLDINGS

               Intel Corp.                             9.25%
               Microsoft Corp.                         8.69%
               International Business Machines Corp.   7.97%
               Cisco Systems Inc.                      7.88%
               Dell Inc.                               4.99%
               Hewlett-Packard Co.                     3.72%
               Oracle Corp.                            3.62%
               eBay Inc.                               1.96%
               Texas Instruments Inc.                  1.88%
               Applied Materials Inc.                  1.86%

The iShares Goldman Sachs Technology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the "Index"). For the year ending July 31, 2003, the Fund returned 27.18%, and the Index returned 27.77%.

Although equity markets endured a rocky year, in general they posted gains for the twelve-month reporting period. Uneven economic news, weak corporate earnings, and the possibility of war in Iraq plagued equity markets, bringing several broad indices to five-year lows by early October. As the probability of war heightened, related factors such as a spike in oil prices and geopolitical tension contributed further to market declines. However, the official conclusion to the war helped trigger a rally in stocks that would continue through the rest of the reporting period. Although issues relating to the war in Iraq faded somewhat and markets lifted, the economic outlook did not change dramatically. Unemployment levels reached a nine-year high, and jobless claims remained elevated. In late June, the Federal Reserve Board dropped short-term interest rates another 0.25% to 1.00%, in an effort to stimulate the sluggish economy. One bright spot on the economic landscape however, was a healthy second quarter GDP number: as defense expenditures surged and business spending climbed, the economy grew at a faster-than-expected 2.4% rate.

4                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Although the rally was broad based, technology-related shares in general were among the better performing stocks during the year. Within the group, networking stocks were by far the best-performing sector. Software stocks also rebounded from previous lows to deliver healthy gains. Global PC sales enjoyed four consecutive quarters of gains, benefiting Index constituents Hewlett-Packard and Dell.

Among the Index's ten largest holdings, performance was mostly positive. The strongest gains came from eBay (1.96% of the Index as of July 31, 2003), which returned 87.95%. Hewlett-Packard (3.72% of the Index as of July 31, 2003) gained 49.61%, Cisco Systems (7.88% of the Index as of July 31, 2003) climbed 47.76%, and Dell (4.99% of the Index as of July 31, 2003) rose 35.10%. Intel, the largest holding at 9.25% of the Index, returned 32.46%. The only negative performer among the ten largest holdings was Texas Instruments (1.88% of the Index as of July 31, 2003), which fell 18.49%.

                   iShares Goldman Sachs Technology Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                              [CHART APPEARS HERE]

                     iShares Goldman Sachs             Goldman Sachs
                     Technology Index Fund   Technology Sector Index
                     ---------------------   -----------------------
                                  $ 10,000                  $ 10,000
                                  $ 10,776                  $ 10,782
                                  $ 10,344                  $ 10,353
                                  $ 10,362                  $ 10,380
          JUL-01                  $  9,624                  $  9,641
                                  $  8,369                  $  8,386
                                  $  6,674                  $  6,689
                                  $  7,741                  $  7,763
                                  $  9,057                  $  9,086
                                  $  8,894                  $  8,926
          JAN-02                  $  8,879                  $  8,916
                                  $  7,690                  $  7,725
                                  $  8,235                  $  8,275
                                  $  7,219                  $  7,261
                                  $  6,925                  $  6,965
                                  $  5,943                  $  5,980
          JUL-02                  $  5,339                  $  5,375
                                  $  5,269                  $  5,306
                                  $  4,327                  $  4,359
                                  $  5,269                  $  5,311
                                  $  6,189                  $  6,240
                                  $  5,285                  $  5,331
          JAN-03                  $  5,234                  $  5,284
                                  $  5,313                  $  5,365
                                  $  5,251                  $  5,304
                                  $  5,798                  $  5,857
                                  $  6,436                  $  6,511
                                  $  6,417                  $  6,495
          JUL-03                  $  6,791                  $  6,867

               Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                                5

Managers' Discussion & Analysis

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
Performance as of 7/31/03

          AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS
--------------------------------------------------   -------------------------
  Year Ended 7/31/03       Inception to 7/31/03         Inception to 7/31/03
----------------------   -------------------------   -------------------------
 NAV    MARKET   INDEX     NAV     MARKET   INDEX      NAV     MARKET   INDEX
58.52%   57.37%  59.20%  (23.79)% (23.86)% (23.33)%  (42.87)% (42.98)% (42.14)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                              [CHART APPEARS HERE]

                    QUALCOMM Inc.                   9.41%
                    Cisco Systems Inc.              9.24%
                    Motorola Inc.                   8.42%
                    Nortel Networks Corp.           7.85%
                    Corning Inc.                    7.67%
                    Lucent Technologies Inc.        5.46%
                    Juniper Networks Inc.           4.11%
                    Scientific-Atlanta Inc.         3.40%
                    Marvell Technology Group Ltd.   3.23%
                    UTStarcom Inc.                  3.22%

The iShares Goldman Sachs Networking Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the "Index"). For the year ending July 31, 2003, the Fund returned 58.52%, and the Index returned 59.20%.

Equity markets endured a bumpy year against a backdrop of troubling economic and geopolitical conditions. Throughout the twelve-month reporting period, quarterly GDP growth figures were alternately healthy and weak, unable to clearly portray an economy emerging into recovery. Unemployment levels climbed during the year, reaching levels not seen in nine years. For much of the reporting period, however, the central theme was the anticipation and ultimate reality of war in Iraq. As fears of a war mounted, equity markets generally declined. When the war officially ended, though, stock markets staged a rally that lasted for the final four months of the reporting period. For most broad market indices, the gains of the last several months erased losses suffered in previous months and resulted in positive returns for the year.

6                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Despite the broad indices' struggles during much of the year, many technology stocks quietly advanced. Networking shares, in particular, logged large percentage gains as a group during the reporting period. For many of these shares, however, the significant gains were not so much an indication of robust growth as they were a reflection of the steep price declines suffered in the past several years. In general, though, positive signs emerged for the group during the year: both global PC sales and global chip sales climbed during the twelve-month period.

Among the Index's ten largest holdings, performance was largely positive. Corning (7.67% of the Index as of July 31, 2003) gained 408.75%, and Nortel Networks (7.85% of the Index as of July 31, 2003) returned 204.12%. UTStarcom (3.22% of the Index as of July 31, 2003) and Scientific-Atlanta (3.40% of the Index as of July 31, 2003) climbed 143.95% and 139.45%, respectively. Marvell Technology Group (3.23% of the Index as of July 31, 2003) returned 84.95%. The only negative performer among the ten largest holdings, Motorola (8.42% of the Index as of July 31, 2003) lost 22.07%.

                   iShares Goldman Sachs Networking Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                              [CHART APPEARS HERE]

                 iShares Goldman Sachs   Goldman Sachs Technology Industry
                 Networking Index Fund         Multimedia Networking Index
                 ---------------------   ---------------------------------
      JUL-01               $    10,000                         $    10,000
                           $     8,563                         $     8,698
                           $     6,575                         $     6,794
                           $     7,833                         $     7,911
                           $     9,100                         $     9,241
                           $     8,428                         $     8,511
      JAN-02               $     8,150                         $     8,238
                           $     6,253                         $     6,324
                           $     6,792                         $     6,868
                           $     5,939                         $     6,002
                           $     5,493                         $     5,530
                           $     4,086                         $     4,117
      JUL-02               $     3,604                         $     3,635
                           $     3,502                         $     3,534
                           $     2,651                         $     2,674
                           $     3,205                         $     3,235
                           $     4,507                         $     4,551
                           $     3,709                         $     3,749
      JAN-03               $     4,064                         $     4,109
                           $     4,012                         $     4,060
                           $     3,970                         $     4,019
                           $     4,455                         $     4,510
                           $     5,479                         $     5,552
                           $     5,407                         $     5,485
      JUL-03               $     5,713                         $     5,786

               Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                                7

Managers' Discussion & Analysis

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
Performance as of 7/31/03

           AVERAGE ANNUAL TOTAL RETURNS              CUMULATIVE TOTAL RETURNS
--------------------------------------------------   -------------------------
  Year Ended 7/31/03       Inception to 7/31/03        Inception to 7/31/03
----------------------   -------------------------   -------------------------
 NAV    MARKET   INDEX     NAV    MARKET    INDEX      NAV     MARKET   INDEX
16.12%   16.20%  16.53%  (13.81)% (13.86)% (13.52)%  (26.37)% (26.46)% (25.86)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                              [CHART APPEARS HERE]

                    Applied Materials Inc.            9.83%
                    Intel Corp.                       8.88%
                    Texas Instruments Inc.            8.06%
                    Motorola Inc.                     7.41%
                    STMicroelectronics NV NY Shares   6.77%
                    Analog Devices Inc.               4.90%
                    Maxim Integrated Products Inc.    4.47%
                    Linear Technology Corp.           4.07%
                    KLA-Tencor Corp.                  3.48%
                    Micron Technology Inc.            3.15%

The iShares Goldman Sachs Semiconductor Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the "Index"). For the year ending July 31, 2003, the Fund returned 16.12%, while the Index returned 16.53%.

After struggling for much of the reporting period, equity markets generally delivered positive returns for the year. A floundering economy, skepticism about corporate leadership, and geopolitical tension put downward pressure on equities. While the threat of war in Iraq was key to the decline, the official conclusion to the war and accompanying drop in oil prices helped spark a rally that would last through July. A decline in interest rates contributed to market gains, making equities more attractive relative to lower-yielding fixed-income instruments. Economic news, though, still failed to portray a clear picture of recovery: unemployment climbed to levels not seen in nine years and jobless claims remained high. In late June, the Federal Reserve Board cut short-term interest rates to 1.00%, the lowest level since the

8                                     2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Eisenhower administration. On the last day of the reporting period, a surprisingly high second quarter GDP growth rate of 2.4% provided encouragement.

For semiconductor stocks, the struggling economy weighed on earnings levels, as corporate investment remained low. During the course of the year, however, global chip sales steadily rose, and by May were 9.9% higher than the previous year. Many semiconductor shares were able to recoup losses suffered early in the reporting period to post gains; others were only able to mitigate their losses.

During the reporting period, performance was mixed among the ten largest holdings in the Index. Analog Devices (4.90% of the Index as of July 31, 2003) gained 57.47%, and Linear Technology (4.07% of the Index as of July 31, 2003) climbed 35.71%. Intel (8.88% of the Index as of July 31, 2003) rose 32.46%. On the other side of the performance spectrum, Micron Technology (3.15% of the Index as of July 31, 2003) declined 24.89%, Motorola (7.41% of the Index as of July 31, 2003) fell 22.07%, and Texas Instruments (8.06% of the Index as of July 31, 2003) lost 18.49%.

                 iShares Goldman Sachs Semiconductor Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                              [CHART APPEARS HERE]

                    iShares Goldman Sachs       Goldman Sachs Technology
                 Semiconductor Index Fund   Industry Semiconductor Index
                 ------------------------   ----------------------------
      JUL-01                  $    10,000                    $    10,000
                              $    10,544                    $    10,550
                              $     7,296                    $     7,300
                              $     8,876                    $     8,885
                              $    10,349                    $    10,361
                              $    10,137                    $    10,145
      JAN-02                  $    10,571                    $    10,590
                              $     9,412                    $     9,433
                              $    10,891                    $    10,916
                              $     9,817                    $     9,842
                              $     9,097                    $     9,123
                              $     7,322                    $     7,345
      JUL-02                  $     6,341                    $     6,363
                              $     5,770                    $     5,793
                              $     4,504                    $     4,522
                              $     5,546                    $     5,569
                              $     6,923                    $     6,955
                              $     5,264                    $     5,289
      JAN-03                  $     5,051                    $     5,079
                              $     5,455                    $     5,486
                              $     5,327                    $     5,360
                              $     5,994                    $     6,031
                              $     6,923                    $     6,972
                              $     6,672                    $     6,723
      JUL-03                  $     7,363                    $     7,414

               Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                                9

Managers' Discussion & Analysis

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
Performance as of 7/31/03

          AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS
--------------------------------------------------   -------------------------
  Year Ended 7/31/03       Inception to 7/31/03        Inception to 7/31/03
----------------------   -------------------------   -------------------------
 NAV    MARKET   INDEX     NAV     MARKET   INDEX      NAV     MARKET   INDEX
33.67%   34.08%  34.32%  (19.32)% (19.34)% (18.92)%  (35.75)% (35.77)% (35.08)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                              [CHART APPEARS HERE]

               Microsoft Corp.                          9.26%
               Computer Associates International Inc.   8.77%
               Oracle Corp.                             7.89%
               Veritas Software Corp.                   7.61%
               Electronic Arts Inc.                     7.29%
               Intuit Inc.                              5.28%
               Adobe Systems Inc.                       4.52%
               Symantec Corp.                           4.12%
               BEA Systems Inc.                         3.16%
               PeopleSoft Inc.                          3.13%

The iShares Goldman Sachs Software Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the "Index"). For the year ending July 31, 2003, the Fund returned 33.67%, compared with a return of 34.32% for the Index.

Markets overcame mixed economic news, weak corporate earnings, and war in Iraq to deliver positive returns for the reporting period. Early in the period, as corporations warned of missed earnings targets and economic figures failed to portray an improving economy, stock prices sank. By early October, several broad indices had dipped to their lowest levels in five years. As the threat of war loomed, markets languished. Finally, as the war came to an official conclusion, markets rallied, retracing their losses and ending the reporting period in positive territory. Despite the strength of equity markets, however, the underlying economic outlook did not change dramatically. Unemployment levels climbed to a nine-year high, and jobless claims remained elevated. In late June, the Federal Reserve Board dropped short-term rates another 0.25% to 1.00% in an effort to stimulate the sluggish economy.

10                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The software group was among the better performing sectors during the reporting period. The group benefited from a rise in sales of PCs throughout the twelve-month period: global PC sales climbed 7.6% in the second quarter, their fourth consecutive quarter of global growth.

Among the Index's ten largest holdings, performance was mostly positive. Computer Associates (8.77% of the Index as of July 31, 2003) returned 172.48%. BEA Systems (3.16% of the Index as of July 31, 2003) gained 137.84%, and Veritas Software (7.61% of the Index as of July 31, 2003) climbed 82.83%. Electronic Arts (7.29% of the Index as of July 31, 2003) rose 39.58%. Symantec (4.12% of the Index as of July 31, 2003) and Adobe Systems (4.52% of the Index as of July 31, 2003) gained 39.45% and 36.60%, respectively. PeopleSoft (3.13% of the Index as of July 31, 2003) and Intuit (5.28% of the Index as of July 31, 2003) declined 7.90% and 1.93%, respectively.

                    iShares Goldman Sachs Software Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                              [CHART APPEARS HERE]

                     iShares Goldman Sachs   Goldman Sachs Technology
                       Software Index Fund    Industry Software Index
                     ---------------------   ------------------------
          JUL-01               $    10,000                $    10,000
                               $     7,993                $     7,998
                               $     6,069                $     6,077
                               $     7,408                $     7,426
                               $     8,795                $     8,819
                               $     9,243                $     9,269
          JAN-02               $     9,367                $     9,396
                               $     7,856                $     7,885
                               $     8,390                $     8,424
                               $     6,700                $     6,731
                               $     6,112                $     6,144
                               $     5,603                $     5,633
          JUL-02               $     4,807                $     4,833
                               $     4,760                $     4,788
                               $     4,190                $     4,216
                               $     5,041                $     5,075
                               $     5,922                $     5,964
                               $     5,161                $     5,196
          JAN-03               $     5,297                $     5,338
                               $     5,212                $     5,253
                               $     5,041                $     5,084
                               $     5,615                $     5,665
                               $     6,307                $     6,366
                               $     6,333                $     6,401
          JUL-03               $     6,425                $     6,490

               Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                               11

Managers' Discussion & Analysis

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
Performance as of 7/31/03

        AVERAGE ANNUAL TOTAL RETURNS            CUMULATIVE TOTAL RETURNS
---------------------------------------------   -------------------------
 Year Ended 7/31/03     Inception to 7/31/03      Inception to 7/31/03
--------------------   ----------------------   -------------------------
 NAV   MARKET  INDEX    NAV    MARKET  INDEX      NAV    MARKET   INDEX
6.27%   6.38%   6.86%  (3.26)% (3.30)% (2.87)%  (5.72)%  (5.79)%  (5.02)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/22/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                              [CHART APPEARS HERE]

               ChevronTexaco Corp.                   7.63%
               BP PLC ADR                            7.46%
               Exxon Mobil Corp.                     7.45%
               Royal Dutch Petroleum Co. NY Shares   7.10%
               ConocoPhillips                        4.88%
               Schlumberger Ltd.                     3.60%
               Alcoa Inc.                            3.22%
               International Paper Co.               2.57%
               EnCana Corp.                          2.28%
               Newmont Mining Corp.                  2.01%

The iShares Goldman Sachs Natural Resources Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the "Index"). For the year ending July 31, 2003, the Fund returned 6.27%, compared to a return of 6.86% for the Index.

Markets overcame a backdrop of uncertainty to deliver positive returns for the twelve-month reporting period. Mixed signs for economic recovery, skepticism about corporate leadership, and geopolitical unease heightened during the reporting period. As broad markets dipped to new lows in the first few days of October, bargain hunters moved in, spurring a brief rebound. However, as the increased likelihood of war in Iraq drove the price of crude oil higher and the U.S. dollar lower, broad market indices continued their decline. Finally, when the war officially ended, markets rallied, climbing through the end of July.

As war with Iraq became imminent, crude oil prices spiked to nearly $40 a barrel on concerns of a supply crunch during peak winter heating months. Oil company shares responded negatively to signs that oil prices had reached unsustainable levels. Within the sector, the oil service and exploration companies tended to falter the most, because they tend to be more sensitive to the price of oil than are the large, diversified oil companies. Accordingly, when the war officially ended and oil prices dropped, the oil service and exploration

12                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
companies rebounded the most. Throughout the reporting period, the uncertainty of global economic recovery also had a dampening effect on some industry groups. In particular, the sluggish economy meant decreased demand for raw materials, and share prices for basic materials companies languished as a result.

Among the Index's ten largest holdings, performance was mixed during the reporting period. The strongest gains came from Newmont Mining (2.01% of the Index as of July 31, 2003) and EnCana Corporation (2.28% of the Index as of
July 31, 2003), which returned 47.95% and 21.96%, respectively. Schlumberger (3.60% of the Index as of July 31, 2003) climbed 5.01%. Alcoa (3.22% of the Index as of July 31, 2003) returned 2.66%. BP (7.46% of the Index as of
July 31, 2003) and Royal Dutch Petroleum (7.10% of the Index as of July 31,
2003) fell 10.45% and 4.64%, respectively. ChevronTexaco, the largest holding at 7.63% of the Index, lost 3.85%. Exxon Mobil (7.45% of the Index as of July 31,
2003) fell 3.21%.

               iShares Goldman Sachs Natural Resources Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                              [CHART APPEARS HERE]

                        iShares Goldman Sachs    Goldman Sachs Natural
                 Natural Resources Index Fund   Resources Sector Index
                 ----------------------------   ----------------------
                                  $    10,000              $    10,000
                                  $     9,594              $     9,594
                                  $    10,045              $    10,038
      JAN-02                      $     9,825              $     9,822
                                  $    10,254              $    10,258
                                  $    11,002              $    11,009
                                  $    10,662              $    10,673
                                  $    10,606              $    10,621
                                  $    10,202              $    10,217
      JUL-02                      $     8,871              $     8,888
                                  $     9,021              $     9,044
                                  $     8,147              $     8,168
                                  $     8,299              $     8,325
                                  $     8,698              $     8,730
                                  $     8,739              $     8,776
      JAN-03                      $     8,524              $     8,564
                                  $     8,654              $     8,698
                                  $     8,577              $     8,624
                                  $     8,675              $     8,727
                                  $     9,621              $     9,685
                                  $     9,632              $     9,701
      JUL-03                      $     9,428              $     9,498

               Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                               13

Managers' Discussion & Analysis

iSHARES MSCI EAFE INDEX FUND
Performance as of 7/31/03

         AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
---------------------------------------------   -------------------------
 Year Ended 7/31/03     Inception to 7/31/03      Inception to 7/31/03
--------------------   ----------------------   -------------------------
 NAV   MARKET  INDEX     NAV   MARKET   INDEX     NAV     MARKET   INDEX
6.17%    4.30%  6.30%  (6.00)% (6.33)% (6.02)%  (11.44)% (12.05)% (11.46)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (8/14/01). "Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated.

A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                              TOP 10 INDEX HOLDINGS

                              [CHART APPEARS HERE]

                  BP PLC                             2.57%
                  HSBC Holdings PLC                  2.24%
                  Vodafone Group PLC                 2.17%
                  GlaxoSmithKline PLC                1.94%
                  Total SA                           1.63%
                  Novartis AG                        1.56%
                  Royal Dutch Petroleum Co.          1.55%
                  Nestle SA                          1.35%
                  Royal Bank of Scotland Group PLC   1.31%
                  Nokia OYJ                          1.23%

The iShares MSCI EAFE Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the "Index"). The Index measures the performance of equities in developed European, Australasian, and Far East markets. For the year ending July 31, 2003, the Fund returned 6.17%, and the Index returned 6.30%.

The constituent markets of the Index struggled during the twelve-month reporting period, as the dampening effects of continued global economic slowdown were compounded by geopolitical tension. Anxiety about war was perhaps most visible in Europe, where the divisive mood within the continent furthered the strain. In Asia, the SARS virus added a compounding element to an already troubled economy. By mid-March, however, markets reversed course as many of the negative factors diminished. Officially, the war in Iraq came to a conclusion. The economic outlook, while still cloudy, began to offer more cause for optimism. Additionally, the SARS virus was contained, helping Asian markets to recover.

Within industry sectors, performance followed a seesaw pattern during the twelve-month period. As global markets struggled early in the period, technology and telecommunications shares were some of the hardest hit. Oil company stocks were adversely affected by the war, which caused the price of oil to spike. (A rise in oil prices can cause oil company prices to decline, because the elevated prices are

14                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
interpreted by many investors as unsustainable.) Similarly, travel, airlines and insurance companies suffered during this period as a result of the war in Iraq. Ultimately, though, some of the stocks that declined the most were the ones to rebound, particularly in the telecommunications sector. Financial stocks in general performed well, benefiting from increased investor activity as markets improved.

Within the Index's ten largest holdings, performance was largely negative. Two positive performers, however, were Vodafone (2.17% of the Index as of July 31, 2003) and Nokia (1.23% of the Index as of July 31, 2003), which gained 21.65% and 7.24%, respectively. HSBC Holdings (2.24% of the Index as of July 31, 2003) climbed 4.76%. Oil companies Royal Dutch Petroleum (1.55% of the Index as of July 31, 2003) and BP (2.57% of the Index as of July 31, 2003) logged declines of 16.31% and 14.29%, respectively. Nestle (1.35% of the Index as of July 31, 2003) fell 13.97%, and Novartis (1.56% of the Index as of July 31, 2003) dropped 12.26%.

                          iShares MSCI EAFE Index Fund
                          GROWTH OF $10,000 INVESTMENT
                                 SINCE INCEPTION

                             [GRAPHIC APPEARS HERE]

                             iShares MSCI EAFE   MSCI EAFE
                                    Index Fund       Index
                             -----------------   ---------
                                     $  10,000   $  10,000
                                     $   8,777   $   8,767
                                     $   9,024   $   9,015
                                     $   9,301   $   9,299
                                     $   9,365   $   9,361
                  JAN-02             $   8,877   $   8,871
                                     $   8,941   $   8,933
                                     $   9,464   $   9,456
                                     $   9,480   $   9,473
                                     $   9,632   $   9,625
                                     $   9,258   $   9,242
                  JUL-02             $   8,342   $   8,330
                                     $   8,326   $   8,311
                                     $   7,435   $   7,418
                                     $   7,830   $   7,816
                                     $   8,181   $   8,171
                                     $   7,904   $   7,897
                  JAN-03             $   7,572   $   7,567
                                     $   7,402   $   7,394
                                     $   7,257   $   7,249
                                     $   7,962   $   7,960
                                     $   8,439   $   8,442
                                     $   8,647   $   8,646
                  JUL-03             $   8,856   $   8,856

               Past performance is no guarantee of future results.

MANAGERS' DISCUSSION & ANALYSIS                                               15

Schedule of Investments

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS - 100.02%
Intel Corp.                                          386,436   $     9,641,578
Microsoft Corp.                                      342,233         9,034,951
International Business Machines Corp.                101,915         8,280,594
Cisco Systems Inc./1/                                420,495         8,208,062
Dell Inc./1/                                         153,855         5,181,836
Hewlett-Packard Co.                                  182,849         3,870,913
Oracle Corp./1/                                      314,127         3,769,524
eBay Inc./1/                                          19,036         2,040,659
Texas Instruments Inc.                               103,686         1,956,555
Applied Materials Inc./1/                             99,388         1,938,066
QUALCOMM Inc.                                         47,335         1,773,169
First Data Corp.                                      44,847         1,693,423
EMC Corp./1/                                         130,968         1,393,500
Automatic Data Processing Inc.                        35,867         1,329,948
Motorola Inc.                                        138,881         1,255,484
InterActiveCorp/1/                                    29,654         1,200,097
STMicroelectronics NV NY Shares                       53,651         1,147,595
Yahoo! Inc./1/                                        36,182         1,126,346
Amazon.com Inc./1/                                    23,503           980,545
Computer Associates International Inc.                34,686           882,759
Analog Devices Inc./1/                                21,868           829,891
Veritas Software Corp./1/                             24,892           766,674
Maxim Integrated Products Inc.                        19,485           761,474
Electronic Arts Inc./1/                                8,739           734,076
Paychex Inc.                                          22,532           732,966
Sun Microsystems Inc./1/                             193,742           724,595
Linear Technology Corp.                               18,732           690,836
Nortel Networks Corp./1/                             230,566           680,170
Electronic Data Systems Corp.                         28,630           637,590
Agilent Technologies Inc./1/                          28,195           612,677
Corning Inc./1/                                       74,958           610,158
KLA-Tencor Corp./1/                                   11,386           588,087
Micron Technology Inc./1/                             36,418           533,160
Xilinx Inc./1/                                        20,193           530,672
Intuit Inc./1/                                        12,284           528,458
Accenture Ltd./1/                                     25,312           491,559
Lexmark International Inc./1/                          7,627           489,425
Apple Computer Inc./1/                                21,865           460,258
Computer Sciences Corp./1/                            11,244           456,169
Adobe Systems Inc.                                    13,919           454,873
Fiserv Inc./1/                                        11,556           451,146
SunGard Data Systems Inc./1/                          17,017           446,526
Altera Corp./1/                                       22,907           440,731
Lucent Technologies Inc./1/                          248,406           437,195
Symantec Corp./1/                                      8,831           413,026
PeopleSoft Inc./1/                                    24,017           400,370
Concord EFS Inc./1/                                   29,097           396,010
Affiliated Computer Services Inc.
 Class A/1/                                            7,553           374,251
ASM Lithography Holding NV NY Shares/1/               28,840           373,190
Flextronics International Ltd./1/                     31,161           342,771
Juniper Networks Inc./1/                              22,597           326,075
Network Appliance Inc./1/                             20,298           324,362
Microchip Technology Inc.                             12,191           321,355
Novellus Systems Inc./1/                               8,966           321,072
BEA Systems Inc./1/                                   24,135           318,582
Synopsys Inc./1/                                       4,431           276,982
Siebel Systems Inc./1/                                29,278           274,628
Jabil Circuit Inc./1/                                 11,881           273,857
Scientific-Atlanta Inc.                                8,907           269,793
Amdocs Ltd./1/                                        12,956           264,043
Check Point Software Technologies Ltd./1/             14,702           261,549
DST Systems Inc./1/                                    7,103           261,106
Marvell Technology Group Ltd./1/                       7,277           255,859
UTStarcom Inc./1/                                      5,984           254,739
Solectron Corp./1/                                    49,600           253,456
Broadcom Corp. Class A/1/                             12,487           253,111
JDS Uniphase Corp./1/                                 81,273           244,632
National Semiconductor Corp./1/                       10,910           243,839
Sanmina-SCI Corp./1/                                  30,411           241,463
Unisys Corp./1/                                       19,594           240,222
CDW Corp./1/                                           5,008           239,783
Expedia Inc./1/                                        3,059           239,244
QLogic Corp./1/                                        5,612           236,546
SanDisk Corp./1/                                       4,144           234,923
Ascential Software Corp./1/                           13,962           227,162
Cadence Design Systems Inc./1/                        16,004           218,775

16                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Avaya Inc./1/                                         22,739   $       218,294
LSI Logic Corp./1/                                    22,425           208,777
Mercury Interactive Corp./1/                           5,103           200,854
Intersil Corp. Class A/1/                              8,112           200,042
ChoicePoint Inc./1/                                    5,190           197,947
BMC Software Inc./1/                                  14,018           197,654
Sabre Holdings Corp.                                   8,563           197,634
VeriSign Inc./1/                                      14,269           190,491
NVIDIA Corp./1/                                        9,512           181,869
Teradyne Inc./1/                                      11,052           181,805
Citrix Systems Inc./1/                                 9,928           180,193
ATI Technologies Inc./1/                              14,333           178,016
Symbol Technologies Inc.                              13,830           177,162
Storage Technology Corp./1/                            6,498           173,107
Celestica Inc./1/                                     11,173           171,282
Monster Worldwide Inc./1/                              6,393           169,734
Ceridian Corp./1/                                      8,930           166,545
Comverse Technology Inc./1/                           11,246           165,879
Tellabs Inc./1/                                       24,637           165,807
Lam Research Corp./1/                                  7,574           164,810
Fair Isaac Corp.                                       2,807           151,690
CIENA Corp./1/                                        26,072           151,478
Advanced Micro Devices Inc./1/                        20,672           150,906
Convergys Corp./1/                                     8,822           148,827
Maxtor Corp./1/                                       14,609           146,090
Amkor Technology Inc./1/                               9,913           145,424
Agere Systems Inc. Class B/1/                         54,380           144,107
CheckFree Corp./1/                                     5,329           143,403
MEMC Electronics Materials Inc./1/                    12,437           140,289
Amphenol Corp. Class A/1/                              2,542           137,268
Cognos Inc./1/                                         5,068           137,140
Foundry Networks Inc./1/                               7,344           132,486
Alliance Data Systems Corp./1/                         4,756           130,314
Agere Systems Inc. Class A/1/                         45,766           128,602
Harris Corp.                                           3,970           128,509
BearingPoint Inc./1/                                  11,442           125,862
Integrated Circuit Systems Inc./1/                     4,154           124,828
Ingram Micro Inc. Class A/1/                           9,038           124,273
PMC-Sierra Inc./1/                                    10,086           123,654
BISYS Group Inc. (The)/1/                              7,229           119,640
Western Digital Corp./1/                              11,825           117,777
Compuware Corp./1/                                    22,769           117,260
Reynolds & Reynolds Co. (The) Class A                  4,009           115,940
Vishay Intertechnology Inc./1/                         8,649           115,032
Cognizant Technology Solutions Corp./1/                3,731           114,840
AVX Corp.                                             10,466           114,603
PerkinElmer Inc.                                       7,529           111,881
Research in Motion Ltd./1/                             4,587           110,501
ADTRAN Inc.                                            2,259           110,330
National Instruments Corp.                             3,072           109,394
Silicon Laboratories Inc./1/                           2,948           108,221
Certegy Inc./1/                                        3,965           107,967
Tektronix Inc./1/                                      5,069           107,108
3Com Corp./1/                                         21,766           106,218
Network Associates Inc./1/                             9,381           106,005
International Rectifier Corp./1/                       3,829           105,680
Cypress Semiconductor Corp./1/                         7,510           104,990
ADC Telecommunications Inc./1/                        47,877           104,372
Applied Micro Circuits Corp./1/                       18,148           103,988
Avnet Inc./1/                                          7,221           103,982
Rambus Inc./1/                                         5,772           103,665
Arrow Electronics Inc./1/                              6,052           103,187
Gateway Inc./1/                                       19,671           100,519
Autodesk Inc.                                          6,702           100,262
Polycom Inc./1/                                        5,992           100,066
Emulex Corp./1/                                        4,916           100,041
Henry (Jack) & Associates Inc.                         5,238            97,898
West Corp./1/                                          3,956            96,210
Sonus Networks Inc./1/                                13,705            95,113
DoubleClick Inc./1/                                    8,203            92,038
Atmel Corp./1/                                        28,376            91,087
Overture Services Inc./1/                              3,784            89,605
Sybase Inc./1/                                         5,676            89,113
Fairchild Semiconductor International
 Inc. Class A/1/                                       6,955            88,676
Advanced Fibre Communications Inc./1/                  5,127            86,492
Brocade Communications Systems Inc./1/                15,215            84,900
Cymer Inc./1/                                          2,072            83,812

SCHEDULES OF INVESTMENTS                                                      17
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Acxiom Corp./1/                                        5,130   $        81,516
Conexant Systems Inc./1/                              16,293            80,162
Avid Technology Inc./1/                                1,723            80,051
RF Micro Devices Inc./1/                              10,883            79,990
Vitesse Semiconductor Corp./1/                        12,288            79,258
Global Payments Inc.                                   2,237            78,765
Novell Inc./1/                                        22,089            78,416
Macromedia Inc./1/                                     3,733            76,601
Imation Corp.                                          2,125            75,841
Semtech Corp./1/                                       4,458            73,557
Titan Corp. (The)/1/                                   4,778            73,295
Avocent Corp./1/                                       2,735            73,243
Skyworks Solutions Inc./1/                             8,416            71,620
Integrated Device Technology Inc./1/                   6,151            70,798
Perot Systems Corp. Class A/1/                         6,520            70,742
EarthLink Inc./1/                                      9,184            70,258
MKS Instruments Inc./1/                                3,107            70,249
Activision Inc./1/                                     5,998            69,877
Varian Semiconductor Equipment
 Associates Inc./1/                                    2,080            69,160
TIBCO Software Inc./1/                                12,823            68,860
Electronics For Imaging Inc./1/                        3,274            68,754
CACI International Inc. Class A/1/                     1,747            68,727
Mentor Graphics Corp./1/                               4,018            68,467
Legato Systems Inc./1/                                 7,095            66,835
Sycamore Networks Inc./1/                             16,097            66,481
Anteon International Corp./1/                          2,094            66,170
Kronos Inc./1/                                         1,193            66,092
Take-Two Interactive Software Inc./1/                  2,479            65,941
Red Hat Inc./1/                                       10,318            65,210
Andrew Corp./1/                                        5,979            65,111
Entegris Inc./1/                                       4,369            62,564
Micrel Inc./1/                                         5,460            61,370
Intergraph Corp./1/                                    2,768            61,173
Hyperion Solutions Corp./1/                            2,169            59,279
Cree Inc./1/                                           4,400            58,784
Keane Inc./1/                                          3,917            56,914
KEMET Corp./1/                                         5,136            55,726
GlobeSpanVirata Inc./1/                                7,802            53,834
RealNetworks Inc./1/                                   9,337            53,688
Tekelec/1/                                             3,630            53,252
McDATA Corp. Class A/1/                                4,924            53,228
InterDigital Communications Corp./1/                   3,313            52,610
Lattice Semiconductor Corp./1/                         6,696            52,028
Parametric Technology Corp./1/                        16,068            51,257
Documentum Inc./1/                                     2,921            50,095
Quest Software Inc./1/                                 5,575            49,333
Black Box Corp.                                        1,181            47,831
CSG Systems International Inc./1/                      3,152            47,564
Axcelis Technologies Inc./1/                           6,043            44,476
Borland Software Corp./1/                              4,776            44,417
Ariba Inc./1/                                         16,119            44,327
Adaptec Inc./1/                                        6,519            44,134
Extreme Networks Inc./1/                               7,145            43,727
WebEx Communications Inc./1/                           2,533            41,769
Newport Corp./1/                                       2,376            40,891
THQ Inc./1/                                            2,316            38,168
Plexus Corp./1/                                        2,608            37,633
TriQuint Semiconductor Inc./1/                         8,191            37,105
NetIQ Corp./1/                                         3,347            36,382
Informatica Corp./1/                                   4,937            36,188
Internet Security Systems Inc./1/                      2,960            34,958
Advent Software Inc./1/                                1,967            31,865
Pinnacle Systems Inc./1/                               3,780            31,147
Quantum Corp./1/                                      10,321            30,963
Palm Inc./1/                                           1,679            26,948
webMethods Inc./1/                                     3,178            24,788
TOTAL COMMON STOCKS
  (Cost: $109,274,471)                                             104,003,674

SHORT TERM INVESTMENTS - 6.52%

MONEY MARKET FUNDS - 4.48%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                       3,165,117         3,165,117
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                       1,137,245         1,137,245
BlackRock Temp Cash Money Market Fund/2/              41,133            41,133

18                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
July 31, 2003

                                                  Shares or
Security                                          Principal              Value
------------------------------------------------------------------------------
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                           113,725   $       113,725
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/           199,195           199,195
                                                                     4,656,415

FLOATING RATE NOTES - 1.52%
Beta Finance Inc.
  1.06%, 05/20/04 /2/                        $        56,854            56,854
  1.10%, 08/15/03 /2/                                 85,298            85,298
Canadian Imperial Bank of Commerce
  1.06%, 10/30/03 /2/                                 45,490            45,490
CC USA Inc.
  1.06%, 07/15/04 /2/                                 50,036            50,036
  1.11%, 08/15/03 /2/                                 56,883            56,883
  1.31%, 04/19/04 /2/                                113,713           113,713
Dorada Finance Inc.
  1.06%, 05/20/04 /2/                                113,707           113,707
Five Finance Inc.
  1.08%, 04/15/04 /2/                                 56,862            56,862
HBOS Treasury Services PLC
  1.27%, 06/24/04 /2/                                113,725           113,725
Holmes Financing PLC
  1.07%, 04/15/04 /2/                                 22,745            22,745
K2 USA LLC
  1.07%, 05/17/04 /2/                                 56,859            56,859
  1.08%, 04/13/04 /2/                                 56,859            56,859
Links Finance LLC
  1.05%, 07/20/04 /2/                                 45,481            45,481
  1.06%, 06/28/04 /2/                                 56,851            56,851
  1.07%, 03/29/04 /2/                                 56,862            56,862
  1.09%, 05/04/04 /2/                                 56,859            56,859
Nationwide Building Society
  1.08%, 07/23/04 /2/                                 85,293            85,293
Sigma Finance Inc.
  1.05%, 07/20/04 /2/                                 56,851            56,851
  1.06%, 10/15/03 /2/                                113,719           113,719
  1.08%, 07/01/04 /2/                                 56,848            56,848

Security                                           Principal             Value
------------------------------------------------------------------------------
Tango Finance Corp.
  1.06%, 07/06/04 /2/                        $        34,114   $        34,114
White Pine Finance LLC
  1.06%, 05/17/04 /2/                                 68,235            68,235
  1.07%, 04/20/04 /2/                                 56,862            56,862
  1.08%, 07/06/04 /2/                                 68,228            68,228
                                                                     1,585,234

TIME DEPOSITS - 0.30%
Abbey National Treasury Services PLC
  1.13%, 08/01/03 /2/                                142,156           142,156
SunTrust Banks Inc.
  1.03%, 08/01/03 /2/                                170,587           170,587
                                                                       312,743

COMMERCIAL PAPER - 0.22%
Delaware Funding Corp.
  1.03%, 08/04/03 /2/                                 88,163            88,163
Liberty Funding Corp.
  1.04%, 08/07/03 /2/                                 28,493            28,493
UBS Finance (Delaware) Inc.
  1.11%, 08/01/03 /2/                                113,721           113,721
                                                                      230,377
TOTAL SHORT TERM INVESTMENTS
  (Cost: $6,784,769)                                                 6,784,769

TOTAL INVESTMENTS IN
  SECURITIES - 106.54%
  (Cost $116,059,240)                                              110,788,443
Other Assets, Less Liabilities - (6.54%)                            (6,804,659)
                                                               ---------------
NET ASSETS - 100.00%                                           $   103,983,784
                                                               ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See Notes to Financial Statements.

SCHEDULES OF INVESTMENTS                                                      19

Schedule of Investments

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.94%
QUALCOMM Inc.                                        202,781   $     7,596,176
Cisco Systems Inc./1/                                383,068         7,477,487
Motorola Inc.                                        752,608         6,803,576
Nortel Networks Corp./1/                           2,148,597         6,338,361
Corning Inc./1/                                      760,647         6,191,667
Lucent Technologies Inc./1/                        2,520,103         4,435,381
Juniper Networks Inc./1/                             230,248         3,322,479
Scientific-Atlanta Inc.                               90,774         2,749,544
Marvell Technology Group Ltd./1/                      74,176         2,608,028
UTStarcom Inc./1/                                     61,136         2,602,560
Broadcom Corp. Class A/1/                            127,241         2,579,175
JDS Uniphase Corp./1/                                823,442         2,478,560
Avaya Inc./1/                                        232,296         2,230,042
Comverse Technology Inc./1/                          114,651         1,691,102
Tellabs Inc./1/                                      251,156         1,690,280
CIENA Corp./1/                                       265,054         1,539,964
Agere Systems Inc. Class B/1/                        553,170         1,465,901
Foundry Networks Inc./1/                              75,024         1,353,433
Agere Systems Inc. Class A/1/                        467,851         1,314,661
PMC-Sierra Inc./1/                                   102,944         1,262,093
Research in Motion Ltd./1/                            47,023         1,132,784
ADTRAN Inc.                                           23,065         1,126,495
3Com Corp./1/                                        220,736         1,077,192
ADC Telecommunications Inc./1/                       488,569         1,065,080
Applied Micro Circuits Corp./1/                      185,254         1,061,505
Polycom Inc./1/                                       60,152         1,004,538
Sonus Networks Inc./1/                               137,064           951,224
Advanced Fibre Communications Inc./1/                 51,773           873,411
Vitesse Semiconductor Corp./1/                       125,129           807,082
Conexant Systems Inc./1/                             163,029           802,103
Skyworks Solutions Inc./1/                            84,398           718,227
Sycamore Networks Inc./1/                            165,525           683,618
GlobeSpanVirata Inc./1/                               79,410           547,929
InterDigital Communications Corp./1/                  33,861           537,713
Extreme Networks Inc./1/                              70,842           433,553
Pinnacle Systems Inc./1/                              38,440           316,746
TOTAL COMMON STOCKS
  (Cost: $81,399,530)                                               80,869,670

                                                   Shares or
Security                                           Principal             Value
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.55%

MONEY MARKET FUNDS - 14.08%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                       7,726,079   $     7,726,079
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                                     2,795,712         2,795,712
BlackRock Temp Cash Money Market Fund/2/             101,118           101,118
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                           279,571           279,571
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/           489,686           489,686
                                                                    11,392,166

FLOATING RATE NOTES - 4.82%
Beta Finance Inc.
  1.06%, 05/20/04 /2/                        $       139,765           139,765
  1.10%, 08/15/03 /2/                                209,690           209,690
Canadian Imperial Bank of Commerce
  1.06%, 10/30/03 /2/                                111,828           111,828
CC USA Inc.
  1.06%, 07/15/04 /2/                                123,005           123,005
  1.11%, 08/15/03 /2/                                139,836           139,836
  1.31%, 04/19/04 /2/                                279,543           279,543
Dorada Finance Inc.
  1.06%, 05/20/04 /2/                                279,529           279,529
Five Finance Inc.
  1.08%, 04/15/04 /2/                                139,786           139,786
HBOS Treasury Services PLC
  1.27%, 06/24/04 /2/                                279,571           279,571
Holmes Financing PLC
  1.07%, 04/15/04 /2/                                 55,914            55,914
K2 USA LLC
  1.07%, 05/17/04 /2/                                139,779           139,779
  1.08%, 04/13/04 /2/                                139,779           139,779

20                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
July 31, 2003

Security                                          Principal             Value
-----------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04 /2/                        $       111,806   $       111,806
  1.06%, 06/28/04 /2/                                139,758           139,758
  1.07%, 03/29/04 /2/                                139,786           139,786
  1.09%, 05/04/04 /2/                                139,779           139,779
Nationwide Building Society
  1.08%, 07/23/04 /2/                                209,678           209,678
Sigma Finance Inc.
  1.05%, 07/20/04 /2/                                139,758           139,758
  1.06%, 10/15/03 /2/                                279,557           279,557
  1.08%, 07/01/04 /2/                                139,751           139,751
Tango Finance Corp.
  1.06%, 07/06/04 /2/                                 83,863            83,863
White Pine Finance LLC
  1.06%, 05/17/04 /2/                                167,743           167,743
  1.07%, 04/20/04 /2/                                139,786           139,786
  1.08%, 07/06/04 /2/                                167,727           167,727
                                                                     3,897,017

TIME DEPOSITS - 0.95%
Abbey National Treasury Services PLC
  1.13%, 08/01/03 /2/                                349,464           349,464
SunTrust Banks Inc.
  1.03%, 08/01/03 /2/                                419,357           419,357
                                                                       768,821

COMMERCIAL PAPER - 0.70%
Delaware Funding Corp.
  1.03%, 08/04/03 /2/                                216,732           216,732
Liberty Funding Corp.
  1.04%, 08/07/03 /2/                                 70,045            70,045
UBS Finance (Delaware) Inc.
  1.11%, 08/01/03 /2/                                279,563           279,563
                                                                       566,340
TOTAL SHORT TERM INVESTMENTS
  (COST: $16,624,344)                                               16,624,344

TOTAL INVESTMENTS IN SECURITIES - 120.49%
  (COST $98,023,874)                                                97,494,014
OTHER ASSETS, LESS LIABILITIES - (20.49%)                          (16,577,304)
                                                               ---------------
NET ASSETS - 100.00%                                           $    80,916,710
                                                               ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                      21

Schedule of Investments

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.96%
Applied Materials Inc./1/                            512,311   $     9,990,065
Intel Corp.                                          361,672         9,023,716
Texas Instruments Inc.                               433,067         8,171,974
Motorola Inc.                                        830,604         7,508,660
STMicroelectronics NV NY Shares                      320,839         6,862,746
Analog Devices Inc./1/                               131,029         4,972,551
Maxim Integrated Products Inc.                       116,450         4,550,866
Linear Technology Corp.                              112,259         4,140,112
KLA-Tencor Corp./1/                                   68,258         3,525,526
Micron Technology Inc./1/                            218,295         3,195,839
Xilinx Inc./1/                                       121,016         3,180,300
Altera Corp./1/                                      137,385         2,643,287
ASM Lithography Holding NV NY Shares/1/              173,005         2,238,685
Microchip Technology Inc.                             73,124         1,927,549
Novellus Systems Inc./1/                              53,788         1,926,148
Marvell Technology Group Ltd./1/                      43,687         1,536,035
Broadcom Corp. Class A/1/                             74,954         1,519,318
National Semiconductor Corp./1/                       65,464         1,463,120
SanDisk Corp./1/                                      24,884         1,410,674
LSI Logic Corp./1/                                   134,627         1,253,377
Intersil Corp. Class A/1/                             48,750         1,202,175
Teradyne Inc./1/                                      66,353         1,091,507
NVIDIA Corp./1/                                       57,072         1,091,217
ATI Technologies Inc./1/                              85,121         1,057,203
Lam Research Corp./1/                                 45,498           990,037
Advanced Micro Devices Inc./1/                       124,065           905,675
Amkor Technology Inc./1/                              59,610           874,479
MEMC Electronics Materials Inc./1/                    73,841           832,927
Agere Systems Inc. Class A/1/                        275,503           774,163
Integrated Circuit Systems Inc./1/                    24,967           750,258
PMC-Sierra Inc./1/                                    60,616           743,152
Silicon Laboratories Inc./1/                          17,585           645,545
International Rectifier Corp./1/                      23,020           635,352
Cypress Semiconductor Corp./1/                        45,198           631,868
Applied Micro Circuits Corp./1/                      109,091           625,091
Rambus Inc./1/                                        34,778           624,613
Atmel Corp./1/                                       168,155           539,778
Fairchild Semiconductor International
 Inc. Class A/1/                                      42,055           536,201
Cymer Inc./1/                                         12,376           500,609
RF Micro Devices Inc./1/                              65,538           481,704
Vitesse Semiconductor Corp./1/                        73,684           475,262
Conexant Systems Inc./1/                              95,880           471,730
Semtech Corp./1/                                      26,300           433,950
Integrated Device Technology Inc./1/                  37,132           427,389
Skyworks Solutions Inc./1/                            49,695           422,904
MKS Instruments Inc./1/                               18,417           416,408
Varian Semiconductor Equipment Associates
 Inc./1/                                              12,256           407,512
Micrel Inc./1/                                        33,014           371,077
Entegris Inc./1/                                      25,625           366,950
GlobeSpanVirata Inc./1/                               46,761           322,651
Lattice Semiconductor Corp./1/                        40,319           313,279
Axcelis Technologies Inc./1/                          35,394           260,500
TriQuint Semiconductor Inc./1/                        47,919           217,073
TOTAL COMMON STOCKS
  (COST: $104,918,389)                                             101,480,787

SHORT TERM INVESTMENTS - 11.39%

MONEY MARKET FUNDS - 7.83%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                       5,408,908         5,408,908
Barclays Global Investors Funds Prime
 Money Market Fund, Institutional
 Shares/2/,/3/                                     1,932,687         1,932,687
BlackRock Temp Cash Money Market Fund/2/              69,903            69,903
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                           193,268           193,268
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/           338,521           338,521
                                                                     7,943,287

22                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
July 31, 2003

Security                                           Principal             Value
------------------------------------------------------------------------------
FLOATING RATE NOTES - 2.65%
Beta Finance Inc.
  1.06%, 05/20/04 /2/                        $        96,620   $        96,620
  1.10%, 08/15/03 /2/                                144,959           144,959
Canadian Imperial Bank of Commerce
  1.06%, 10/30/03 /2/                                 77,307            77,307
CC USA Inc.
  1.06%, 07/15/04 /2/                                 85,034            85,034
  1.11%, 08/15/03 /2/                                 96,669            96,669
  1.31%, 04/19/04 /2/                                193,249           193,249
Dorada Finance Inc.
  1.06%, 05/20/04 /2/                                193,239           193,239
Five Finance Inc.
  1.08%, 04/15/04 /2/                                 96,634            96,634
HBOS Treasury Services PLC
  1.27%, 06/24/04 /2/                                193,268           193,268
Holmes Financing PLC
  1.07%, 04/15/04 /2/                                 38,654            38,654
K2 USA LLC
  1.07%, 05/17/04 /2/                                 96,629            96,629
  1.08%, 04/13/04 /2/                                 96,629            96,629
Links Finance LLC
  1.05%, 07/20/04 /2/                                 77,292            77,292
  1.06%, 06/28/04 /2/                                 96,615            96,615
  1.07%, 03/29/04 /2/                                 96,634            96,634
  1.09%, 05/04/04 /2/                                 96,629            96,629
Nationwide Building Society
  1.08%, 07/23/04 /2/                                144,951           144,951
Sigma Finance Inc.
  1.05%, 07/20/04 /2/                                 96,615            96,615
  1.06%, 10/15/03 /2/                                193,259           193,259
  1.08%, 07/01/04 /2/                                 96,610            96,610
Tango Finance Corp.
  1.06%, 07/06/04 /2/                                 57,975            57,975
White Pine Finance LLC
  1.06%, 05/17/04 /2/                                115,961           115,961
  1.07%, 04/20/04 /2/                                 96,634            96,634
  1.08%, 07/06/04 /2/                                115,950           115,950
                                                                     2,694,016
TIME DEPOSITS - 0.52%
Abbey National Treasury Services PLC
  1.13%, 08/01/03 /2/                                241,585           241,585
SunTrust Banks Inc.
  1.03%, 08/01/03 /2/                                289,903           289,903
                                                                      531,488

COMMERCIAL PAPER - 0.39%
Delaware Funding Corp.
  1.03%, 08/04/03 /2/                                149,828           149,828
Liberty Funding Corp.
  1.04%, 08/07/03 /2/                                 48,422            48,422
UBS Finance (Delaware) Inc.
  1.11%, 08/01/03 /2/                                193,262           193,262
                                                                       391,512
TOTAL SHORT TERM INVESTMENTS
  (COST: $11,560,303)                                               11,560,303

TOTAL INVESTMENTS IN SECURITIES - 111.35%
  (COST $116,478,692)                                              113,041,090
OTHER ASSETS, LESS LIABILITIES - (11.35%)                          (11,525,211)
                                                               ---------------
NET ASSETS - 100.00%                                           $   101,515,879
                                                               ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                      23

Schedule of Investments

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS - 100.03%
Microsoft Corp.                                      404,203   $    10,670,959
Computer Associates International Inc.               397,380        10,113,321
Oracle Corp./1/                                      758,637         9,103,644
Veritas Software Corp./1/                            285,132         8,782,066
Electronic Arts Inc./1/                              100,094         8,407,896
Intuit Inc./1/                                       141,075         6,069,046
Adobe Systems Inc.                                   159,378         5,208,473
Symantec Corp./1/                                    101,539         4,748,979
PeopleSoft Inc./1/                                   284,665         4,745,372
BEA Systems Inc./1/                                  276,177         3,645,536
Synopsys Inc./1/                                      50,914         3,182,634
Siebel Systems Inc./1/                               336,517         3,156,529
Amdocs Ltd./1/                                       148,404         3,024,473
Check Point Software Technologies Ltd./1/            169,040         3,007,222
Cadence Design Systems Inc./1/                       183,611         2,509,962
Mercury Interactive Corp./1/                          58,683         2,309,763
BMC Software Inc./1/                                 160,368         2,261,189
VeriSign Inc./1/                                     164,123         2,191,042
Citrix Systems Inc./1/                               113,641         2,062,584
Fair Isaac Corp.                                      32,419         1,751,923
Cognos Inc./1/                                        58,103         1,572,267
Compuware Corp./1/                                   259,877         1,338,366
Network Associates Inc./1/                           107,531         1,215,100
Autodesk Inc.                                         76,781         1,148,644
Sybase Inc./1/                                        64,856         1,018,239
Novell Inc./1/                                       253,303           899,226
Activision Inc./1/                                    68,251           795,124
Mentor Graphics Corp./1/                              46,354           789,872
TIBCO Software Inc./1/                               145,337           780,460
Take-Two Interactive Software Inc./1/                 28,611           761,053
Kronos Inc./1/                                        13,618           754,437
Legato Systems Inc./1/                                79,805           751,763
Red Hat Inc./1/                                      117,730           744,054
Hyperion Solutions Corp./1/                           25,035           684,207
Parametric Technology Corp./1/                       181,858           580,127
Documentum Inc./1/                                    33,621           576,600
Quest Software Inc./1/                                63,094           558,319

                                                   Shares or
Security                                           Principal             Value
------------------------------------------------------------------------------
Borland Software Corp./1/                             55,292   $       514,216
Ariba Inc./1/                                        184,584           507,606
THQ Inc./1/                                           26,139           430,771
NetIQ Corp./1/                                        38,682           420,473
Informatica Corp./1/                                  55,187           404,521
Internet Security Systems Inc./1/                     34,148           403,288
Advent Software Inc./1/                               21,979           356,060
webMethods Inc./1/                                    35,502           276,916
TOTAL COMMON STOCKS
  (COST: $114,387,238)                                             115,234,322

SHORT TERM INVESTMENTS - 5.33%

MONEY MARKET FUNDS - 3.65%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                       2,854,319         2,854,319
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                       1,031,757         1,031,757
BlackRock Temp Cash Money Market Fund/2/              37,317            37,317
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/2/                           103,176           103,176
Short Term Investment Co. - Prime Money
 Market Portfolio, Institutional Shares/2/           180,718           180,718
                                                                     4,207,287

FLOATING RATE NOTES - 1.25%
Beta Finance Inc.
  1.06%, 05/20/04 /2/                         $        51,580            51,580
  1.10%, 08/15/03 /2/                                  77,386            77,386
Canadian Imperial Bank of Commerce
  1.06%, 10/30/03 /2/                                  41,270            41,270
CC USA Inc.
  1.06%, 07/15/04 /2/                                  45,395            45,395
  1.11%, 08/15/03 /2/                                  51,606            51,606
  1.31%, 04/19/04 /2/                                 103,165           103,165
Dorada Finance Inc.
  1.06%, 05/20/04 /2/                                 103,160           103,160

24                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
July 31, 2003

Security                                           Principal             Value
------------------------------------------------------------------------------
Five Finance Inc.
  1.08%, 04/15/04 /2/                        $        51,588   $        51,588
HBOS Treasury Services PLC
  1.27%, 06/24/04 /2/                                103,176           103,176
Holmes Financing PLC
  1.07%, 04/15/04 /2/                                 20,635            20,635
K2 USA LLC
  1.07%, 05/17/04 /2/                                 51,585            51,585
  1.08%, 04/13/04 /2/                                 51,585            51,585
Links Finance LLC
  1.05%, 07/20/04 /2/                                 41,262            41,262
  1.06%, 06/28/04 /2/                                 51,577            51,577
  1.07%, 03/29/04 /2/                                 51,588            51,588
  1.09%, 05/04/04 /2/                                 51,585            51,585
Nationwide Building Society
  1.08%, 07/23/04 /2/                                 77,382            77,382
Sigma Finance Inc.
  1.05%, 07/20/04 /2/                                 51,577            51,577
  1.06%, 10/15/03 /2/                                103,170           103,170
  1.08%, 07/01/04 /2/                                 51,575            51,575
Tango Finance Corp.
  1.06%, 07/06/04 /2/                                 30,950            30,950
White Pine Finance LLC
  1.06%, 05/17/04 /2/                                 61,905            61,905
  1.07%, 04/20/04 /2/                                 51,588            51,588
  1.08%, 07/06/04 /2/                                 61,900            61,900
                                                                     1,438,190

TIME DEPOSITS - 0.25%
Abbey National Treasury Services PLC
  1.13%, 08/01/03 /2/                                128,969           128,969
SunTrust Banks Inc.
  1.03%, 08/01/03 /2/                                154,763           154,763
                                                                       283,732

COMMERCIAL PAPER - 0.18%
Delaware Funding Corp.
  1.03%, 08/04/03 /2/                                 79,985            79,985
Liberty Funding Corp.
  1.04%, 08/07/03 /2/                                 25,850            25,850
UBS Finance (Delaware) Inc.
  1.11%, 08/01/03 /2/                                103,172           103,172
                                                                       209,007
TOTAL SHORT TERM INVESTMENTS
  (COST: $6,138,216)                                                 6,138,216

TOTAL INVESTMENTS IN SECURITIES - 105.36%
  (COST $120,525,454)                                              121,372,538
OTHER ASSETS, LESS LIABILITIES - (5.36%)                            (6,175,561)
                                                               ---------------
NET ASSETS - 100.00%                                           $   115,196,977
                                                               ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                      25

Schedule of Investments

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS - 99.83%
ChevronTexaco Corp.                                   55,163   $     3,977,804
BP PLC ADR                                            93,571         3,887,875
Exxon Mobil Corp.                                    109,198         3,885,265
Royal Dutch Petroleum Co. NY Shares                   84,956         3,702,383
ConocoPhillips                                        48,568         2,542,049
Schlumberger Ltd.                                     41,664         1,877,796
Alcoa Inc.                                            60,479         1,679,502
International Paper Co.                               34,268         1,340,564
EnCana Corp.                                          34,387         1,187,727
Newmont Mining Corp.                                  29,052         1,048,777
Occidental Petroleum Corp.                            27,134           887,010
Weyerhaeuser Co.                                      15,670           882,064
Alcan Ltd.                                            23,011           801,013
Devon Energy Corp.                                    16,512           782,173
Anadarko Petroleum Corp.                              17,848           781,742
Baker Hughes Inc.                                     24,085           756,510
Petro-Canada                                          18,937           726,613
Apache Corp.                                          11,552           715,762
Halliburton Co.                                       31,248           692,768
Burlington Resources Inc.                             14,364           663,186
Barrick Gold Corp.                                    38,734           663,126
TransCanada Corp.                                     34,345           616,493
Suncor Energy Inc.                                    32,116           585,475
Marathon Oil Corp.                                    22,185           571,042
Unocal Corp.                                          18,473           541,074
Kinder Morgan Inc.                                     8,740           467,590
Transocean Inc./1/                                    22,895           448,055
Enbridge Inc.                                         12,173           435,793
Talisman Energy Inc.                                   9,243           396,432
Georgia-Pacific Corp.                                 17,922           391,596
BJ Services Co./1/                                    11,317           387,607
Nabors Industries Ltd./1/                             10,428           373,322
GlobalSantaFe Corp.                                   16,704           371,664
Canadian Natural Resources Ltd.                        9,584           363,042
Placer Dome Inc.                                      29,162           359,567
Plum Creek Timber Co. Inc.                            13,100           355,796
MeadWestvaco Corp.                                    14,348           347,365
Weatherford International Ltd./1/                      9,349           339,088
Murphy Oil Corp.                                       6,572           324,525
EOG Resources Inc.                                     8,204           318,151
Kerr-McGee Corp.                                       7,222           317,768
Noble Corp./1/                                         9,567           314,467
Inco Ltd./1/                                          13,140           306,293
Amerada Hess Corp.                                     6,439           302,440
El Paso Corp.                                         42,897           301,995
Valero Energy Corp.                                    8,182           297,825
Freeport-McMoRan Copper & Gold Inc.                   10,418           279,098
Phelps Dodge Corp./1/                                  6,372           268,835
ENSCO International Inc.                              10,702           268,299
Smurfit-Stone Container Corp.                         17,573           263,068
Smith International Inc./1/                            7,302           261,704
XTO Energy Inc.                                       13,137           253,544
Williams Companies Inc.                               37,072           235,407
Nexen Inc.                                             8,829           227,347
Abitibi-Consolidated Inc.                             31,519           218,742
Sunoco Inc.                                            5,490           203,130
Pioneer Natural Resources Co./1/                       8,426           202,224
Questar Corp.                                          5,920           189,144
Pogo Producing Co.                                     4,429           187,347
Diamond Offshore Drilling Inc.                         9,335           181,659
Temple-Inland Inc.                                     3,871           179,576
Domtar Inc.                                           16,337           175,459
Ashland Inc.                                           4,888           160,278
Patterson-UTI Energy Inc./1/                           5,753           158,783
Goldcorp Inc.                                         13,083           158,566
Pride International Inc./1/                            9,613           158,422
Noranda Corp.                                         17,075           154,358
Bowater Inc.                                           3,961           152,578
Noble Energy Inc.                                      4,111           150,052
Rowan Companies Inc./1/                                6,708           147,241
Kinross Gold Corp./1/                                 22,527           146,200
Chesapeake Energy Corp.                               15,241           145,856
Packaging Corporation of America/1/                    7,492           141,599
Precision Drilling Corp./1/                            3,887           141,098
Newfield Exploration Co./1/                            3,736           134,982
Cameco Corp.                                           4,012           124,773
Varco International Inc./1/                            6,969           120,424
Peabody Energy Corp.                                   3,761           115,425
Premcor Inc./1/                                        5,266           114,851

26                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Glamis Gold Ltd./1/                                    8,969   $       113,009
National-Oilwell Inc./1/                               5,993           110,271
Tidewater Inc.                                         4,058           108,349
FMC Technologies Inc./1/                               4,725           106,124
CONSOL Energy Inc.                                     5,643           105,242
Rayonier Inc.                                          2,990           104,142
Boise Cascade Corp.                                    4,177           103,548
Westport Resources Corp./1/                            4,758            98,729
Helmerich & Payne Inc.                                 3,585            95,899
Aber Diamond Corp./1/                                  3,925            93,651
Grant Prideco Inc./1/                                  8,699            93,514
Louisiana-Pacific Corp./1/                             7,497            91,089
Meridian Gold Inc./1/                                  7,018            88,497
Key Energy Services Inc./1/                            9,278            86,378
Forest Oil Corp./1/                                    3,424            78,170
Arch Coal Inc.                                         3,758            77,227
Patina Oil & Gas Corp.                                 2,450            73,696
Stone Energy Corp./1/                                  1,889            72,934
Petrokazakhstan Inc. Class A/1/                        5,673            72,558
Tom Brown Inc./1/                                      2,826            71,639
Houston Exploration Co./1/                             2,220            71,284
Agnico-Eagle Mines Ltd.                                5,925            71,159
Evergreen Resources Inc./1/                            1,369            68,080
Ultra Petroleum Corp./1/                               5,237            63,368
Unit Corp./1/                                          3,120            61,058
Cimarex Energy Co./1/                                  2,936            59,043
St. Mary Land & Exploration Co.                        2,226            57,520
Cabot Oil & Gas Corp.                                  2,296            57,515
Hanover Compressor Co./1/                              5,779            55,421
Potlatch Corp.                                         2,042            54,624
CAL Dive International Inc./1/                         2,684            53,143
Vintage Petroleum Inc.                                 4,555            52,246
Spinnaker Exploration Co./1/                           2,381            52,025
SEACOR SMIT Inc./1/                                    1,399            50,644
Grey Wolf Inc./1/                                     12,997            45,879
Wausau-Mosinee Paper Corp.                             3,671            44,419
Global Industries Ltd./1/                              7,235            33,281
TOTAL COMMON STOCKS
  (Cost: $52,160,451)                                               52,131,618

                                                   Shares or
Security                                           Principal             Value
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.15%

MONEY MARKET FUNDS - 3.53%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/2/,/3/                       1,255,375   $     1,255,375
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/2/,/3/                         449,726           449,726
BlackRock Temp Cash Money Market Fund/2/              16,266            16,266
Short Term Investment Co. -
 Liquid Assets Money Market Portfolio/2/              44,972            44,972
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/2/                              78,772            78,772
                                                                     1,845,111

FLOATING RATE NOTES - 1.20%
Beta Finance Inc.
  1.06%, 05/20/04 /2/                        $        22,483            22,483
  1.10%, 08/15/03 /2/                                 33,731            33,731
Canadian Imperial Bank of Commerce
  1.06%, 10/30/03 /2/                                 17,989            17,989
CC USA Inc.
  1.06%, 07/15/04 /2/                                 19,787            19,787
  1.11%, 08/15/03 /2/                                 22,494            22,494
  1.31%, 04/19/04 /2/                                 44,968            44,968
Dorada Finance Inc.
  1.06%, 05/20/04 /2/                                 44,966            44,966
Five Finance Inc.
  1.08%, 04/15/04 /2/                                 22,486            22,486
HBOS Treasury Services PLC
  1.27%, 06/24/04 /2/                                 44,972            44,972
Holmes Financing PLC
  1.07%, 04/15/04 /2/                                  8,994             8,994
K2 USA LLC
  1.07%, 05/17/04 /2/                                 22,485            22,485
  1.08%, 04/13/04 /2/                                 22,485            22,485

SCHEDULES OF INVESTMENTS                                                      27
iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
July 31, 2003

Security                                           Principal             Value
------------------------------------------------------------------------------
Links Finance LLC
  1.05%, 07/20/04 /2/                        $        17,985   $        17,985
  1.06%, 06/28/04 /2/                                 22,482            22,482
  1.07%, 03/29/04 /2/                                 22,486            22,486
  1.09%, 05/04/04 /2/                                 22,485            22,485
Nationwide Building Society
  1.08%, 07/23/04 /2/                                 33,729            33,729
Sigma Finance Inc.
  1.05%, 07/20/04 /2/                                 22,482            22,482
  1.06%, 10/15/03 /2/                                 44,970            44,970
  1.08%, 07/01/04 /2/                                 22,481            22,481
Tango Finance Corp.
  1.06%, 07/06/04 /2/                                 13,490            13,490
White Pine Finance LLC
  1.06%, 05/17/04 /2/                                 26,983            26,983
  1.07%, 04/20/04 /2/                                 22,486            22,486
  1.08%, 07/06/04 /2/                                 26,981            26,981
                                                                       626,880

TIME DEPOSITS - 0.24%
Abbey National Treasury Services PLC
  1.13%, 08/01/03 /2/                                 56,216            56,216
SunTrust Banks Inc.
  1.03%, 08/01/03 /2/                                 67,459            67,459
                                                                       123,675

COMMERCIAL PAPER - 0.18%
Delaware Funding Corp.
  1.03%, 08/04/03 /2/                                 34,864            34,864
Liberty Funding Corp.
  1.04%, 08/07/03 /2/                                 11,268            11,268
UBS Finance (Delaware) Inc.
  1.11%, 08/01/03 /2/                                 44,971            44,971
                                                                        91,103
TOTAL SHORT TERM INVESTMENTS
  (COST: $2,686,769)                                                 2,686,769

TOTAL INVESTMENTS IN SECURITIES - 104.98%
  (Cost $54,847,220)                                                54,818,387
OTHER ASSETS, LESS LIABILITIES - (4.98%)                            (2,599,016)
                                                               ---------------
NET ASSETS - 100.00%                                           $    52,219,371
                                                               ===============

/1/  Non-income earning securities.
/2/ All or a portion of this security represents investments of securities lending collateral.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

28                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS - 99.26%

AUSTRALIA - 4.88%
Alumina Ltd.                                         648,992   $     2,031,555
Amcor Ltd.                                           344,624         1,871,680
AMP Ltd.                                             617,032         1,951,504
Ansell Ltd./1/                                       209,721           822,317
Aristocrat Leisure Ltd.                              186,184           202,719
Australia and New Zealand Banking Group
 Ltd.                                                747,592         8,842,387
Australian Gas & Light Co. Ltd.                      229,976         1,590,336
Australian Stock Exchange Ltd.                        78,064           681,997
BHP Steel                                            382,989         1,035,057
Boral Ltd.                                           395,896         1,416,323
Brambles Industries Ltd.                             495,448         1,586,233
Broken Hill Proprietary Co. Ltd.                   1,923,176        12,214,822
Coca-Cola Amatil Ltd.                                262,208           995,831
Cochlear Ltd.                                         26,656           582,884
Coles Myer Ltd.                                      597,992         2,844,680
Commonwealth Bank of Australia                       662,184        12,810,469
Commonwealth Property Office Fund                    734,944           547,765
Computershare Ltd.                                   338,912           428,315
CSR Ltd.                                             534,344           692,617
Deutsche Office Trust                                900,456           653,616
Foster's Group Ltd.                                1,184,288         3,415,540
Futuris Corp. Ltd.                                   400,248           443,575
General Property Trust                               907,256         1,746,338
Harvey Normand Holdings Ltd.                         248,472           433,183
Iluka Resources Ltd.                                 233,376           654,917
Insurance Australia Group Ltd.                       763,504         1,855,601
James Hardie Industries NV                           230,792         1,094,898
John Fairfax Holdings Ltd.                           381,072           713,751
Leighton Holdings Ltd.                               105,808           677,513
Lend Lease Corp. Ltd.                                221,952         1,247,154
Macquarie Bank Ltd.                                   84,864         1,683,011
Macquarie Infrastructure Group                       899,232         1,946,526
Mayne Nickless Ltd.                                  494,776           968,406
Mirvac Group                                         702,576         1,989,834
National Australia Bank Ltd.                         799,136        16,910,089
Newcrest Mining Ltd.                                 289,272         1,651,674
News Corp. Ltd.                                      701,352         5,259,100
Orica Ltd.                                            73,984           584,978
Origin Energy Ltd.                                   620,568         1,657,023
PaperlinX Ltd.                                       261,120           856,313
Patrick Corp. Ltd.                                    42,160           360,675
Principal Office Fund                                933,640           949,995
QBE Insurance Group Ltd.                             279,072         1,730,893
Rinker Group Ltd.                                    534,344         1,831,971
Rio Tinto Ltd.                                       185,096         3,814,751
Santos Ltd.                                          543,864         2,206,514
Southcorp Ltd.                                       400,792           748,089
Stockland Trust Group                                365,432         1,196,024
Suncorp-Metway Ltd.                                  223,040         1,763,537
TAB Ltd.                                             409,360           859,592
TABCORP Holdings Ltd.                                215,288         1,467,836
Telstra Corp. Ltd.                                 1,019,320         3,091,708
Transurban Group                                     255,272           752,760
Wesfarmers Ltd.                                      167,688         2,898,458
Westfield Holdings Ltd.                              222,904         2,172,740
Westfield Trust                                      923,984         2,137,837
Westpac Banking Corp. Ltd.                         1,024,216        11,025,625
WMC Resources Ltd./1/                                553,928         1,335,483
Woodside Petroleum Ltd.                              312,800         2,694,224
Woolworths Ltd.                                      556,784         4,258,050
                                                                   146,889,293

BELGIUM - 1.10%
AGFA Gevaert NV                                       55,352         1,177,497
Bekaert NV                                            15,368           730,125
Cofinimmo SA                                           4,896           581,378
Colruyt NV                                            12,512           876,659
Compagnie Maritime Belge SA                           12,376           511,781
Delhaize-Le Lion SA                                   32,776         1,053,239
Dexia Group                                          351,152         4,695,441
Electrabel SA                                         15,504         3,971,740
Exmar NV/1/                                               91             3,175
Fortis Group                                         509,320         9,361,420
Groupe Bruxelles Lambert SA                           43,928         1,970,310
Interbrew SA                                          83,912         1,871,943
KBC Bankverzekerings Holding NV                       47,872         1,911,206

SCHEDULES OF INVESTMENTS                                                      29
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Mobistar SA/1/                                        16,048   $       671,937
Omega Pharma SA                                       14,280           425,288
Solvay SA                                             22,440         1,490,183
UCB SA                                                37,264           913,508
Umicore Mines SA                                      16,184           869,081
                                                                    33,085,911

DENMARK - 0.81%
AP Moller - Maersk A/S                                   658         3,538,411
Carlsberg A/S Class B                                 13,600           507,820
Coloplast A/S                                         11,832           924,830
Danisco A/S                                           40,800         1,452,386
Danske Bank A/S                                      302,736         5,548,857
GN Store Nord A/S/1/                                 203,864           883,203
Group 4 Falck A/S                                     54,400           992,979
H. Lundbeck A/S                                       36,312           673,814
ISS A/S                                               27,200           933,235
NEG Micon A/S/1/                                      13,600           136,998
Novo Nordisk A/S Class B                             130,968         4,394,333
Novozymes A/S Class B                                 27,200           733,404
TDC A/S                                               68,000         1,951,966
Topdanmark A/S/1/                                     27,200         1,009,460
Vestas Wind Systems A/S                               43,484           619,172
                                                                    24,300,868

FINLAND - 1.80%
Amer Group Ltd.                                       11,424           357,460
Elisa OYJ Class A/1/                                  55,896           513,376
Fortum OYJ                                           292,264         2,253,361
Instrumentarium Corp.                                 24,480           978,148
Kone Corp. Class B                                    38,760         1,672,197
Metso Corp.                                           42,976           410,191
Nokia OYJ                                          2,431,816        37,279,717
Outokumpu OYJ                                         41,752           381,121
Sampo OYJ Class A                                    156,672         1,146,224
Stora Enso OYJ Class R                               336,328         4,232,233
TietoEnator OYJ                                       59,976         1,140,851
UPM-Kymmene OYJ                                      238,816         3,902,967
                                                                    54,267,846

FRANCE - 9.62%
Accor SA                                             103,496         3,894,258
Air France                                            48,024           717,289
Alcatel SA Class A/1/                                578,952         5,812,624
Alstom/1/                                            171,632           598,859
Atos Origin SA/1/                                     10,744           448,284
Autoroutes du Sud de la France SA                     39,576         1,193,354
Aventis SA                                           340,408        17,134,299
AXA AG                                               696,184        11,988,925
BIC SA                                                22,032           848,096
BNP Paribas SA                                       412,624        22,441,207
Bouygues SA                                           91,256         2,415,814
Business Objects SA/1/                                28,968           714,374
Cap Gemini SA/1/                                      48,824         1,954,159
Carrefour SA                                         292,400        13,572,530
Compagnie de Saint-Gobain SA                         159,392         6,354,478
Compagnie Generale des Etablissements
 Michelin Class B                                     72,624         2,633,725
Credit Agricole SA                                   150,824         2,874,036
Dassault Systemes SA                                  19,856           686,112
Essilor International SA                              47,600         1,923,385
Etablissements Economiques du Casino
 Guichard-Perrachon SA                                16,048         1,196,662
European Aeronautic Defence and Space Co.            169,592         2,704,830
France Telecom SA/1/                                 392,325        10,372,747
Groupe Danone                                         64,736         8,816,496
Groupe Wanadoo SA/1/                                 187,408         1,288,826
Imerys SA                                              7,208         1,101,741
Lafarge SA                                            85,170         5,708,647
Lagardere S.C.A                                       72,080         3,216,790
L'Air Liquide SA                                      49,917         7,803,969
L'Oreal SA                                           171,496        11,301,750
LVMH Moet Hennessy Louis Vuitton SA                  111,384         6,115,464
Pechiney SA Class A                                   42,024         2,152,628
Pernod-Ricard SA                                      31,085         2,702,801
Pinault-Printemps-Redoute SA                          32,504         2,632,282
PSA Peugeot Citroen                                   87,856         3,884,255
Publicis Groupe                                       42,024         1,107,296
Renault SA                                            78,744         4,381,882

30                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Sagem SA                                              11,424   $     1,038,306
Sanofi-Synthelabo SA                                 197,064        11,112,450
Schneider Electric SA                                101,320         5,444,304
Societe Generale Class A                             157,216        11,033,111
Societe Television Francaise 1                        68,680         2,179,165
Sodexho Alliance SA                                   52,768         1,525,213
STMicroelectronics NV                                301,512         6,532,811
Suez SA                                              415,888         6,637,697
Technip-Coflexip SA                                   18,901         1,613,634
Thales/Ex Thomson CSF                                 40,392         1,277,971
Thomson SA                                            87,856         1,384,408
Total SA                                             326,672        48,460,971
Union du Credit Bail Immobilier                       26,928         2,023,113
Valeo SA                                              38,216         1,394,515
Veolia Environment                                    97,648         1,857,440
Vinci SA                                              32,640         2,141,823
Vivendi Universal SA/1/                              466,072         8,199,300
Zodiac SA                                             38,080           991,374
                                                                   289,542,480

GERMANY - 6.47%
Adidas-Salomon AG                                     25,160         2,114,568
Allianz AG                                           135,807        14,521,469
Altana AG                                             40,800         2,536,756
BASF AG                                              264,792        12,651,655
Bayer AG                                             353,600         8,437,483
Bayerische Hypo-Und Vereinsbank AG/1/                150,552         2,709,566
Beiersdorf AG                                         13,600         1,641,727
Celesio AG                                            13,600           555,508
Commerzbank AG                                       188,632         2,855,633
Continental AG                                        54,400         1,306,646
DaimlerChrysler AG                                   442,272        15,974,378
Deutsche Bank AG                                     279,480        18,197,800
Deutsche Boerse AG                                    36,584         1,934,913
Deutsche Lufthansa AG                                108,800         1,389,919
Deutsche Post AG                                     176,800         2,660,593
Deutsche Telekom AG/1/                             1,062,024        16,197,143
Douglas Holding AG                                    35,360           824,247
E.ON AG                                              302,192        15,652,884
Fresenius Medical Care AG                             13,600           705,675
Heidelberger Zement AG/1/                             30,817           925,771
Infineon Technologies AG/1/                          234,872         3,016,350
Karstadtquelle AG                                     27,200           570,051
Linde AG                                              54,400         2,316,328
MAN AG                                                66,789         1,344,118
Merck KGaA                                            27,200           750,067
Metro AG                                              68,000         2,510,427
Muenchener Rueckversicherungs-
 Gesellschaft AG                                      55,216         6,283,200
RWE AG                                               195,840         5,554,778
SAP AG                                               104,312        12,325,531
Schering AG                                           95,200         3,996,783
Siemens AG                                           407,456        23,068,189
ThyssenKrupp AG                                      204,000         2,661,205
TUI AG                                                81,600         1,212,352
Volkswagen AG                                        121,720         5,230,734
                                                                   194,634,447

GREECE - 0.35%
Hellenic Telecommunications Organization
 SA                                                  722,720         4,509,774
National Bank of Greece SA ADR                     1,454,249         5,875,166
                                                                    10,384,940

HONG KONG - 1.60%
Bank of East Asia Ltd.                               761,600         1,596,584
BOC Hong Kong Holdings Ltd.                        1,156,000         1,259,865
Cathay Pacific Airways Ltd.                          680,000           954,707
Cheung Kong (Holdings) Ltd.                          816,000         5,362,054
Cheung Kong Infrastructure Holdings Ltd.             272,000           563,234
CLP Holdings Ltd.                                    952,000         4,186,762
Giordano International Ltd.                          816,000           287,720
Hang Lung Properties Ltd.                            816,000           857,929
Hang Seng Bank Ltd.                                  421,600         4,540,744
Henderson Land Development Co. Ltd.                  272,000           891,060
Hong Kong & China Gas Co. Ltd.                     1,632,200         2,082,302
Hong Kong Exchanges & Clearing Ltd.                  544,000           896,291
Hongkong Electric Holdings Ltd.                      748,000         2,925,153

SCHEDULES OF INVESTMENTS                                                      31
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                             1,088,000   $     7,114,530
Hysan Development Co. Ltd.                           816,000           695,759
Johnson Electric Holdings Ltd.                       884,000         1,201,449
Li & Fung Ltd.                                       816,000         1,156,111
MTR Corp. Ltd.                                       680,000           806,488
New World Development Co. Ltd.                       952,000           415,014
PCCW Ltd./1/                                         877,800           467,080
Shangri-La Asia Ltd.                                 544,000           432,452
Sun Hung Kai Properties Ltd.                         680,000         4,036,798
Swire Pacific Ltd. Class A                           544,000         2,511,011
Techtronic Industries Co. Ltd.                       544,000         1,000,917
Television Broadcasts Ltd.                           136,000           491,740
Wharf Holdings Ltd.                                  680,000         1,329,615
                                                                    48,063,369

IRELAND - 0.82%
Allied Irish Banks PLC                               476,136         6,581,035
Bank of Ireland                                      551,752         6,458,654
CRH PLC                                              274,992         5,168,938
DCC PLC                                               67,592           756,978
Elan Corporation PLC/1/                              218,552         1,045,463
Independent News & Media PLC                         411,536           755,023
Irish Life & Permanent PLC                           171,224         1,888,667
Kerry Group PLC Class A/1/                            63,920         1,005,074
Ryanair Holdings PLC/1/                               88,752           619,348
Waterford Wedgwood PLC                             1,319,608           401,027
                                                                    24,680,207

ITALY - 3.80%
Alleanza Assicurazioni SpA                           228,208         2,219,266
Arnoldo Mondadori Editore SpA                         68,000           513,566
Assicurazioni Generali SpA                           515,984        11,952,160
Autogrill SpA/1/                                      74,800           853,698
Banca Fideuram SpA                                   142,800           797,214
Banca Intesa SpA                                   1,927,763         6,465,985
Banca Monte dei Paschi di Siena SpA                  510,680         1,416,872
Banca Nazionale del Lavoro SpA/1/                    884,000         1,471,585
Banca Popolare di Milano SCRL                        231,200         1,040,909
Banca Popolare di Verona e Novara SCRL               158,304         2,184,475
Bulgari SpA                                           81,600           493,207
Capitalia SpA/1/                                     775,336         1,527,189
Enel SpA                                           1,086,776         6,923,429
Eni SpA                                            1,339,056        19,759,057
Fiat SpA/1/                                          188,820         1,251,780
Finmeccanica SpA                                   3,477,792         2,379,973
Gruppo Editoriale L'Espresso SpA                     125,800           521,067
Italcementi SpA                                       68,000           780,682
Luxottica Group SpA                                   68,000         1,010,294
Mediaset SpA                                         312,800         2,806,014
Mediobanca SpA                                       251,600         2,531,704
Mediolanum SpA                                        96,152           553,024
Parmalat Finanziaria SpA                             238,000           754,085
Pirelli SpA/1/                                       374,000           383,070
Riunione Adriatica di Sicurta SpA                    204,000         3,184,721
Sanpaolo IMI SpA                                     448,800         4,516,013
Seat-Pagine Gialle SpA/1/                          2,644,520         1,806,759
Snam Rete Gas SpA                                    272,000         1,047,032
Telecom Italia Mobile SpA                          1,904,000         8,829,354
Telecom Italia SpA                                 1,026,800         5,431,859
Telecom Italia SpA Class A                         1,210,400        10,272,238
Tiscali SpA/1/                                        82,960           455,673
Unicredito Italiano SpA                            1,764,600         8,282,227
                                                                   114,416,181

JAPAN - 20.77%
Acom Co. Ltd.                                         36,720         1,386,005
Aderans Co. Ltd.                                      13,600           241,437
Advantest Corp.                                       40,800         2,233,855
AEON Co. Ltd.                                        122,400         3,041,088
AEON Credit Service Co. Ltd.                          14,630           449,052
AIFUL Corp.                                           20,400         1,008,619
Ajinomoto Co. Inc.                                   272,000         2,603,907
All Nippon Airways Co. Ltd./1/                       272,000           525,746
Alps Electric Co. Ltd.                               136,000         2,128,931
Amada Co. Ltd.                                       136,000           464,822
Asahi Breweries Ltd.                                 272,000         1,595,288
Asahi Glass Co. Ltd.                                 408,000         2,775,395
Asahi Kasei Corp.                                    680,000         2,064,623
Bandai Co. Ltd.                                       27,200         1,092,107
Bank of Fukuoka Ltd.                                 408,000         1,441,852

32                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Bank of Yokohama Ltd.                                544,000   $     1,683,288
Bellsystem24 Inc.                                      2,720           503,181
Benesse Corp.                                         27,200           453,540
Bridgestone Corp.                                    408,000         5,567,713
Canon Inc.                                           408,000        19,630,843
Casio Computer Co. Ltd.                              136,000           964,619
Central Japan Railway Co.                                544         3,768,219
Chiba Bank Ltd. (The)                                408,000         1,333,543
Chubu Electric Power Co. Inc.                        299,200         5,373,661
Chugai Pharmaceutical Co. Ltd.                       136,000         1,526,467
Citizen Watch Co. Ltd.                               136,000           876,619
Coca Cola West Japan Co. Ltd.                         27,200           439,776
Credit Saison Co. Ltd.                                68,000         1,128,209
CSK Corp.                                             40,800         1,079,696
Dai Nippon Printing Co. Ltd.                         272,000         3,195,089
Daicel Chemical Industries Ltd.                      136,000           543,797
Daido Life Insurance Co. Ltd.                            544         1,191,389
Daiichi Pharmaceutical Co. Ltd.                      136,000         1,835,597
Daikin Industries Ltd.                               136,000         2,476,420
Daimaru Inc. (The)                                   136,000           518,976
Dainippon Ink & Chemical Inc.                        408,000           812,311
Dainippon Screen Manufacturing Co. Ltd./1/           136,000           670,156
Daito Trust Construction Co. Ltd.                     54,400         1,279,389
Daiwa House Industry Co. Ltd.                        272,000         1,963,084
Daiwa Securities Group Inc.                          680,000         3,937,451
Denso Corp.                                          272,000         4,512,838
Dowa Mining Co. Ltd.                                 136,000           509,951
East Japan Railway Co.                                 1,632         7,161,873
Ebara Corporation                                    136,000           539,284
Eisai Co. Ltd.                                       122,400         2,406,471
FamilyMart Co. Ltd.                                   27,200           532,515
Fanuc Ltd.                                            54,400         3,023,601
Fast Retailing Co. Ltd.                               27,200           873,234
Fuji Electric Co. Ltd.                               272,000           555,079
Fuji Photo Film Co. Ltd.                             272,000         8,100,543
Fuji Television Network Inc.                             136           523,489
Fujisawa Pharmaceutical Co. Ltd.                     136,000         2,634,369
Fujitsu Ltd.                                         952,000         3,917,143
Furukawa Electric Co. Ltd.                           272,000           943,183
Gunma Bank Ltd.                                      136,000           557,335
Heavy Industries Co. Ltd.                            680,000           806,670
Hino Motors Ltd.                                     136,000           614,874
Hirose Electric Co. Ltd.                              13,600         1,322,261
Hitachi Cable Ltd.                                   136,000           380,207
Hitachi Ltd.                                       1,360,000         6,024,638
Hitachi Software Engineering Co. Ltd.                 13,600           319,847
Hokuriku Bank Ltd. (The)/1/                          272,000           383,591
Honda Motor Co. Ltd.                                 408,000        15,738,521
Hoya Corp.                                            54,400         3,903,604
Isetan Co. Ltd.                                      122,400           868,157
Ito En Ltd.                                           13,600           458,053
Itochu Corp.                                         680,000         1,906,674
Itochu Techno-Science Corp.                           13,600           315,899
Ito-Yokado Co. Ltd.                                  136,000         3,486,167
JAFCO Co. Ltd.                                        13,600           736,721
Japan Airlines System Corp.                          272,000           609,233
Japan Tobacco Inc.                                       408         2,426,778
JFE Holdings Inc.                                    258,475         4,288,440
JGC Corp.                                            136,000           953,337
Joyo Bank Ltd.                                       408,000         1,089,850
JSR Corp.                                            136,000         1,845,751
Kajima Corp.                                         408,000         1,086,466
Kamigumi Co. Ltd.                                    136,000           673,541
Kanebo Ltd./1/                                       272,000           293,334
Kaneka Corp.                                         136,000           878,875
Kansai Electric Power Co. Inc.                       353,600         5,502,954
Kao Corp.                                            272,000         5,099,506
Kawasaki Heavy Industries Ltd.                       680,000           705,131
Kawasaki Kisen Kaisha Ltd.                           408,000           951,081
Keihin Electric Express Railway Co. Ltd.             136,000           647,592
Keio Electric Railway Co. Ltd.                       272,000         1,243,287
Keyence Corp.                                         14,610         2,719,718
Kikkoman Corp.                                       136,000           870,978
Kinden Corp.                                         136,000           451,284
Kinki Nippon Railway Co. Ltd./1/                     816,000         2,342,163
Kirin Brewery Co. Ltd.                               408,000         2,579,087
Komatsu Ltd.                                         408,000         2,000,315
Konami Company Ltd.                                   40,800           758,157
Konica Corp.                                         136,000         1,681,032

SCHEDULES OF INVESTMENTS                                                      33
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Kubota Corp.                                         544,000   $     1,602,057
Kuraray Co. Ltd.                                     136,000           912,721
Kyocera Corp.                                         81,600         4,623,402
Kyowa Hakko Kogyo Co. Ltd.                           136,000           734,464
Kyushu Electric Power Co. Inc.                       190,400         2,824,134
Lawson Inc.                                           40,800         1,147,389
Mabuchi Motor Co. Ltd.                                13,600         1,128,209
Marubeni Corp.                                       680,000           846,157
Marui Co. Ltd.                                       136,000         1,307,595
Matsushita Electric Industrial Co. Ltd.            1,088,868        12,871,848
Matsushita Electric Works Ltd.                       272,000         1,723,904
Meiji Dairies Corp.                                  136,000           465,951
Meiji Seika Kaisha Ltd.                              136,000           433,232
Meitec Corp.                                          27,200           891,285
Millea Holdings Inc.                                     680         6,317,973
Minebea Co. Ltd.                                     136,000           549,438
Mitsubishi Chemical Corp.                            816,000         1,590,775
Mitsubishi Corp.                                     544,000         3,939,707
Mitsubishi Electric Corp.                            816,000         2,883,703
Mitsubishi Estate Co. Ltd.                           544,000         3,971,297
Mitsubishi Gas Chemical Co. Inc.                     136,000           283,181
Mitsubishi Heavy Industries Ltd.                   1,496,000         3,971,297
Mitsubishi Materials Corp./1/                        544,000           685,951
Mitsubishi Rayon Co.                                 272,000           713,028
Mitsubishi Tokyo Financial Group Inc.                  2,040         9,070,803
Mitsui & Co. Ltd.                                    680,000         3,785,142
Mitsui Chemicals Inc.                                272,000         1,220,723
Mitsui Engineering & Shipbuilding Co. Ltd.           408,000           477,233
Mitsui Fudosan Co. Ltd.                              408,000         2,694,164
Mitsui Mining & Smelting Co.                         408,000         1,232,005
Mitsui O.S.K. Lines Ltd.                             408,000         1,181,235
Mitsui Sumitomo Insurance Co. Ltd.                   544,160         2,794,268
Mitsui Trust Holdings Inc./1/                        408,000           968,004
Mitsukoshi Ltd.                                      136,000           337,335
Mizuho Financial Group Inc./1/                         2,992         2,680,626
Murata Manufacturing Co. Ltd.                        122,400         5,635,406
Namco Ltd.                                            27,200           424,207
NEC Corp./1/                                         680,000         4,185,657
NGK Insulators Ltd.                                  136,000           753,644
NGK Spark Plug Co. Ltd.                              136,000         1,079,696
Nichirei Corp.                                       136,000           421,950
Nidec Corp.                                           13,600         1,015,388
Nikko Cordial Corp.                                  680,000         2,938,985
Nikon Corp./1/                                       136,000         1,180,107
Nintendo Co. Ltd.                                     54,400         4,377,452
Nippon Express Co. Ltd.                              408,000         1,550,160
Nippon Meat Packers Inc.                             136,000         1,280,518
Nippon Mining Holdings Inc.                          408,000           778,464
Nippon Oil Corp.                                     680,000         2,775,395
Nippon Sanso Corp.                                   136,000           468,207
Nippon Sheet Glass Co. Ltd.                          136,000           377,950
Nippon Steel Corp.                                 2,992,000         4,566,992
Nippon Telegraph & Telephone Corp.                     2,720        11,259,530
Nippon Unipac Holding                                    408         1,594,160
Nippon Yusen Kabushiki Kaisha                        544,000         1,832,212
Nishimatsu Construction Co. Ltd.                     136,000           419,694
Nissan Chemical Industries Ltd.                      136,000           838,260
Nissan Motor Co. Ltd.                              1,292,000        12,593,637
Nisshin Seifun Group Inc.                            136,000           914,978
Nissin Food Products Co. Ltd.                         40,800           814,003
Nitto Denko Corp.                                     68,000         2,476,420
Nomura Holdings Inc.                                 952,000        12,635,945
NSK Ltd.                                             272,000           859,696
NTN Corp.                                            272,000         1,125,953
NTT Data Corp.                                           680         2,318,470
NTT DoCoMo Inc.                                        8,840        20,240,076
Obayashi Corp.                                       408,000         1,357,236
Oji Paper Co. Ltd.                                   408,000         1,881,853
Oki Electric Industry Co. Ltd./1/                    272,000           839,388
Okumura Corp.                                        136,000           423,078
Olympus Optical Co. Ltd.                             136,000         3,017,960
Omron Corp.                                          136,000         2,634,369
Oracle Corp. Japan                                    13,600           575,387
Oriental Land Co. Ltd.                                27,200         1,195,902
ORIX Corp.                                            40,800         2,531,702
Osaka Gas Co. Ltd.                                   952,000         2,392,932
Pioneer Corp.                                         68,000         1,602,057

34                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Promise Co. Ltd.                                      40,800   $     1,482,467
Resona Holdings Inc./1/                            2,176,000         1,606,570
Ricoh Co. Ltd.                                       272,000         4,885,147
Rohm Co. Ltd.                                         54,400         6,399,204
SAIZERIYA Co. Ltd.                                    13,699           126,143
Sanden Corp.                                         136,000           681,438
Sankyo Co. Ltd.                                      163,200         1,977,977
Sanyo Electric Co. Ltd.                              816,000         3,052,935
Sapporo Breweries Ltd.                               136,000           302,360
Secom Co. Ltd.                                        68,000         1,951,802
Seino Transportation Co. Ltd.                        136,000           761,541
Sekisui Chemical Co. Ltd.                            272,000           947,696
Sekisui House Ltd.                                   272,000         2,130,059
Seven-Eleven Japan Co. Ltd.                          272,000         6,949,770
77 Bank Ltd. (The)                                   272,000         1,132,722
Sharp Corp.                                          408,000         5,770,791
Shimamura Co. Ltd.                                    13,600           784,106
Shimano Inc.                                          54,400           927,388
Shimizu Corp.                                        272,000           812,311
Shin-Etsu Chemical Co. Ltd.                          176,800         6,160,023
Shionogi & Co. Ltd.                                  136,000         1,782,571
Shiseido Co. Ltd.                                    136,000         1,359,492
Shizuoka Bank Ltd.                                   272,000         1,708,109
Showa Denko K.K./1/                                  544,000           961,234
Showa Shell Sekiyu K.K                               136,000           912,721
Skylark Co.                                           40,800           475,202
SMC Corp.                                             27,200         2,549,753
Softbank Corp.                                       108,800         3,140,935
Sompo Japan Insurance Inc.                           408,000         2,342,163
Sony Corp.                                           448,800        13,887,129
Stanley Electric Co. Ltd.                            136,000         2,177,444
Sumitomo Chemical Co. Ltd.                           544,000         1,593,032
Sumitomo Corp.                                       272,000         1,426,057
Sumitomo Electric Industries Ltd.                    272,000         1,996,931
Sumitomo Metal Industries Ltd.                     1,904,000         1,263,595
Sumitomo Metal Mining Co. Ltd.                       272,000         1,019,901
Sumitomo Mitsui Financial Group Inc.                   1,904         4,675,300
Sumitomo Osaka Cement Co. Ltd.                       272,000           482,874
Sumitomo Realty & Development Co. Ltd.               136,000           645,336
Sumitomo Trust & Banking Co. Ltd. (The)              408,000         1,479,083
Suruga Bank Ltd. (The)                               136,000           653,233
Suzuken Co. Ltd.                                      27,200           616,002
Taiheiyo Cement Corp.                                408,000           643,079
Taisei Corp.                                         408,000           920,619
Taisho Pharmaceutical Co. Ltd.                       136,000         1,881,853
Takara Holdings Inc.                                 136,000           740,105
Takashimaya Co. Ltd.                                 136,000           675,797
Takeda Chemical Industries Ltd.                      408,000        14,553,901
Takefuji Corp.                                        42,160         2,280,337
TDK Corp.                                             54,400         2,987,498
Teijin Ltd.                                          408,000           961,234
Teikoku Oil Co. Ltd.                                 136,000           462,566
Terumo Corp.                                          81,600         1,357,236
THK Co. Ltd.                                          40,800           603,141
TIS Inc.                                              13,600           345,232
Tobu Railway Co. Ltd.                                408,000         1,137,235
Toda Corp.                                           136,000           298,976
Toho Co. Ltd.                                        108,800         1,086,691
Tohoku Electric Power Co. Inc.                       217,600         3,166,207
Tokyo Electric Power Co. Inc. (The)                  584,800        10,988,195
Tokyo Electron Ltd.                                   68,000         3,988,220
Tokyo Gas Co. Ltd.                                 1,360,000         3,993,861
Tokyu Corp.                                          544,000         1,611,083
TonenGeneral Sekiyu K.K                              272,000         1,859,289
Toppan Printing Co. Ltd.                             272,000         2,075,905
Toray Industries Inc.                                544,000         1,277,133
Toshiba Corp.                                      1,360,000         4,761,044
Tosoh Corporation                                    272,000           638,566
Tostem Inax Holding Corp.                            136,480         1,848,868
Toto Ltd.                                            136,000           919,491
Toyo Seikan Kaisha Ltd.                              136,000         1,301,954
Toyobo Co. Ltd.                                      272,000           426,463
Toyoda Gosei Co. Ltd.                                 27,200           596,823
Toyota Industries Corporation                         54,400           880,003
Toyota Motor Corp.                                 1,346,400        34,066,282
Trend Micro Inc./1/                                   68,000         1,049,799
Ube Industries Ltd.                                  408,000           521,233
UFJ Holdings Inc./1/                                   1,632         3,235,704

SCHEDULES OF INVESTMENTS                                                      35
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Uni-Charm Corp.                                       27,200   $     1,218,466
West Japan Railway Company                               544         1,958,571
World Co. Ltd.                                        13,600           272,463
Yamada Denki Co. Ltd.                                 40,800           900,311
Yamaha Corp.                                         108,800         1,459,452
Yamanouchi Pharmaceutical Co. Ltd.                   149,600         3,884,425
Yamato Transport Co. Ltd.                            136,000         1,615,596
Yokogawa Electric Corp.                              136,000         1,068,414
                                                                   625,115,622

LUXEMBOURG - 0.07%
Arcelor                                              165,920         2,244,750
                                                                     2,244,750

NETHERLANDS - 5.38%
ABN AMRO Holding NV                                  728,688        14,000,383
Aegon NV                                             694,736         9,016,000
Akzo Nobel NV                                        139,536         4,157,239
ASML Holding NV/1/                                   219,232         2,872,247
DSM NV                                                46,512         2,088,828
Euronext NV                                           44,200         1,110,902
Heineken NV                                          103,904         3,770,441
IHC Caland NV                                         23,256         1,200,160
ING Groep NV                                         870,536        17,627,174
Koninklijke Ahold NV                                 330,344         2,684,531
Koninklijke KPN NV/1/                                887,400         6,082,772
Koninklijke Numico NV                                 95,472         1,478,629
Koninklijke Philips Electronics NV                   671,432        14,154,828
Koninklijke Vendex KBB NV                             47,464           491,493
Oce NV                                                68,952           768,328
QIAGEN NV/1/                                          73,712           689,452
Reed Elsevier NV                                     337,960         3,758,262
Royal Dutch Petroleum Co.                          1,096,296        48,123,503
TNT Post Group NV                                    184,280         3,438,963
Unilever NV CVA                                      289,816        16,440,601
Vedior NV                                             65,824           741,623
VNU NV                                               117,640         3,804,131
Wereldhave NV                                         22,848         1,387,409
Wolters Kluwer NV CVA                                147,016         2,126,339
                                                                   162,014,238

PORTUGAL - 0.41%
Banco Comercial Portugues SA Class R               1,460,232         2,416,039
Banco Espirito Santo e Comercial de
 Lisboa SA                                            43,928           634,850
Brisa-Auto Estradas de Portugal SA                   281,520         1,565,312
Electricidade de Portugal SA                         876,928         1,944,442
Portugal Telecom SGPS SA                             619,616         4,156,556
PT Multimedia Servicos de
 Telecomunicacoes e media, SGPS, SA/1/                48,960           781,967
Sonae SGPS SA/1/                                   1,609,424           851,399
                                                                    12,350,565

SINGAPORE - 0.92%
Capitaland Ltd.                                    1,496,000         1,165,758
City Developments Ltd.                               408,000         1,100,006
ComfortDelGro Corp. Ltd./1/                          952,000           430,487
Creative Technology Ltd.                              54,400           445,572
DBS Group Holdings Ltd.                              544,000         3,527,444
Fraser & Neave Ltd.                                  136,700           754,218
Haw Par Corp. Ltd.                                    24,775            60,313
Keppel Corp. Ltd.                                    272,000           781,298
Neptune Orient Lines Ltd./1/                         680,000           649,792
Oversea-Chinese Banking Corp. Ltd.
 Ordinary Shares                                     544,000         3,310,847
SembCorp Industries Ltd.                             544,000           430,101
Singapore Airlines Ltd.                              408,000         2,506,342
Singapore Press Holdings Ltd.                        136,000         1,462,033
Singapore Technologies Engineering Ltd.            1,088,000         1,163,438
Singapore Telecommunications Ltd.                  3,264,000         3,026,176
ST Assembly Test Services Ltd./1/                    408,000           485,024

36                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
United Overseas Bank Ltd.                            680,000   $     5,105,512
Venture Corp. Ltd.                                   136,000         1,384,677
                                                                    27,789,038

SPAIN - 3.81%
Abertis Infraestructuras SA                          139,400         1,879,682
Acciona SA                                            17,000           906,968
Acerinox SA                                           27,200         1,141,020
Actividades de Construccion y Servicios SA            12,648           542,105
Altadis SA                                           146,881         3,656,921
Amadeus Global Travel Distribution SA
 Class A                                             133,970           897,200
Banco Bilbao Vizcaya Argentaria SA                 1,636,354        17,939,115
Banco Popular Espanol SA                              63,784         3,058,343
Banco Santander Central Hispano SA                 2,290,920        20,628,360
Endesa SA                                            466,480         7,403,157
Gas Natural SDG SA                                    96,434         1,823,494
Grupo Dragados SA                                     71,536         1,459,779
Grupo Ferrovial SA                                    37,264         1,054,434
Iberdrola SA                                         395,490         6,770,637
Iberia Lineas Aereas de Espana SA                    414,528           863,158
Indra Sistemas SA                                    124,304         1,459,265
Industria de Diseno Textil SA                        114,512         2,928,358
Promotora de Informaciones SA                         92,208           939,252
Repsol YPF SA                                        474,096         7,604,067
Telefonica Publicidad e Informacion SA               150,552           703,233
Telefonica SA                                      2,455,284        28,713,232
Union Fenosa SA                                      116,280         1,933,082
Zeltia SA Rights                                      57,664           401,754
                                                                   114,706,616

SWEDEN - 2.21%
ASSA Abloy AB Class B                                163,200         1,708,973
Atlas Copco AB Class A                                68,000         1,978,898
Atlas Copco AB Class B                                40,800         1,112,820
Electrolux AB Class B                                173,128         3,583,710
Eniro AB                                              61,336           500,388
Hennes & Mauritz AB Class B                          251,600         5,361,241
Hoganas AB Class B                                    27,200           569,658
Holmen AB Class B                                     31,552           902,841
Modern Times Group AB Class B/1/                      27,200           375,908
Nobel Biocare AB/1/,/2/                                  500            34,398
Nordea AB                                          1,149,200         5,583,226
Sandvik AB                                           119,952         3,337,416
Securitas AB Class B                                 161,840         1,891,794
Skandia Forsakrings AB                               462,128         1,440,519
Skandinaviska Enskilda Banken AB Class A             272,000         2,947,648
Skanska AB Class B                                   244,800         1,549,999
SKF AB Class B                                        40,800         1,227,083
SSAB Svenskt Stal AB Series A                         63,104           814,478
Svenska Cellulosa AB Class B                          98,872         3,292,663
Svenska Handelsbanken AB Class A                     286,144         4,581,705
Swedish Match AB                                     256,088         1,761,791
Tele2 AB Class B/1/                                   60,656         2,175,083
Telefonaktiebolaget LM Ericsson AB Class
 B/1/                                              7,298,168        10,486,065
Telia AB                                             838,910         3,462,835
Trelleborg AB Class B                                 99,008         1,217,610
Volvo AB Class A                                      72,760         1,714,314
Volvo AB Class B                                     117,368         2,872,516
                                                                    66,485,580

SWITZERLAND - 7.78%
ABB Ltd./1/                                          764,048         3,327,755
Adecco SA                                             61,744         2,968,029
Centerpulse AG - Registered/1/                         5,304         1,452,516
Ciba Specialty Chemicals AG/1/                        35,768         2,418,834
Clariant AG - Registered/1/                           71,400           819,046
Compagnie Financiere Richemont AG                    260,712         4,728,135
Credit Suisse Group                                  609,008        19,139,618
Geberit AG - Registered                                1,768           571,091
Givaudan SA - Registered                               4,216         1,722,634
Holcim Ltd.                                           81,600         3,387,618
Kudelski SA - Bearer/1/                               15,640           361,668

SCHEDULES OF INVESTMENTS                                                      37
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Kuoni Reisen Holding AG                                2,584   $       750,922
Logitech International SA - Registered/1/             25,976           745,415
Lonza Group AG - Registered                           21,760         1,057,095
Nestle SA                                            200,056        39,923,776
Nobel Biocare Holding AG                              13,229           948,766
Novartis AG                                        1,201,016        46,317,405
Roche Holding AG - Genusschein                       351,016        29,272,638
Roche Holding AG Bearer                               15,912         2,033,908
Serono SA                                              3,536         2,292,090
Societe Generale de Surveillance Holding
 SA                                                    2,720         1,259,956
Sulzer AG - Registered                                 2,448           386,902
Swatch Group (The) AG - Registered                    56,984         1,056,258
Swatch Group (The) AG Class B                         20,400         1,872,105
Swiss Re                                             163,744        10,363,695
Swisscom AG                                           13,192         3,660,708
Syngenta AG                                           55,080         3,030,804
Synthes-Stratec Inc.                                   2,720         1,951,347
UBS AG - Registered                                  612,544        35,869,292
Unaxis Holding AG Class R                              6,392           574,954
Valora Holding AG                                      5,168         1,038,870
Zurich Financial Services AG/1/                       71,400         8,866,497
                                                                   234,170,347

UNITED KINGDOM - 26.66%
Aegis Group PLC                                      508,912           736,246
Aggreko PLC                                          119,408           276,397
AMEC PLC                                             137,904           591,315
Amersham PLC                                         328,304         2,601,720
AMVESCAP PLC                                         332,792         2,499,538
ARM Holdings PLC/1/                                  562,904           805,308
Associated British Ports Holdings PLC                155,176           954,723
AstraZeneca PLC                                      867,544        34,626,269
Aviva PLC                                          1,125,264         9,333,437
BAA PLC                                              552,976         4,168,853
BAE Systems PLC                                    1,593,240         3,950,425
Balfour Beatty PLC                                   250,512           757,049
Barclays PLC/3/                                    3,346,824        25,191,158
Barratt Developments PLC                             140,760         1,101,343
BBA Group PLC                                        214,064           803,467
Berkeley Group (The) PLC                              78,472         1,075,342
BG Group PLC                                       1,862,792         8,114,675
BHP Billiton PLC                                   1,226,531         7,319,518
BOC Group PLC                                        246,296         3,385,018
Boots Group PLC                                      443,768         4,718,710
BP PLC                                            11,311,120        77,455,575
BPB PLC                                              274,448         1,385,247
Brambles Industries PLC                              378,624         1,113,773
British Airways PLC/1/                               323,000           896,929
British American Tobacco PLC                         839,800         8,558,597
British Land Co. PLC                                 291,312         2,346,030
British Sky Broadcasting Group PLC/1/                610,776         6,916,724
BT Group PLC                                       4,261,152        13,408,070
Bunzl PLC                                            272,544         1,898,072
Cable & Wireless PLC                               1,180,480         2,201,173
Cadbury Schweppes PLC                              1,036,320         6,280,189
Canary Wharf Finance PLC/1/                          251,736         1,019,726
Capita Group PLC                                     351,696         1,385,068
Carlton Communications PLC                           388,280         1,029,832
Carnival PLC                                         109,228         3,469,432
Celltech Group PLC/1/                                146,744           809,671
Centrica PLC                                       2,028,712         5,780,217
Close Brothers Group PLC                              70,584           808,404
Compass Group PLC                                  1,181,840         6,345,161
Daily Mail and General Trust PLC Class A             173,400         1,603,405
De La Rue PLC                                        104,992           466,647
Diageo PLC                                         1,608,608        16,432,485
Dixons Group PLC                                   1,028,160         2,132,003
Electrocomponents PLC                                234,872         1,302,530
EMAP PLC                                             105,944         1,509,707
EMI Group PLC                                        443,768         1,041,469
Enterprise Inns PLC                                  139,264         1,973,325
Exel PLC                                             119,544         1,306,695
FirstGroup PLC                                       259,760         1,144,090
FKI PLC                                              318,376           479,788
Friends Provident PLC                              1,221,824         2,695,619
George Wimpey PLC                                    263,840         1,501,348

38                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
GKN PLC                                              378,624   $     1,424,169
GlaxoSmithKline PLC                                3,014,168        57,753,882
Granada PLC                                        1,497,360         2,406,931
Great Portland Estates PLC                           202,368           769,326
GUS PLC                                              530,400         6,223,918
Hammerson PLC                                        151,640         1,296,770
Hanson PLC                                           407,048         2,394,772
Hays PLC                                             947,104         1,583,319
HBOS PLC                                           1,931,608        24,063,465
Hilton Group PLC                                     836,672         2,639,383
HSBC Holdings PLC                                  5,421,640        67,105,617
IMI PLC                                              222,088         1,149,525
Imperial Chemical Industries PLC                     557,600         1,534,938
Imperial Tobacco Group PLC                           361,488         5,682,903
InterContinental Hotels Group PLC/1/                 391,369         2,931,634
International Power PLC/1/                           460,768         1,027,668
Invensys PLC                                       1,853,544           804,459
J Sainsbury PLC                                      731,408         3,112,670
Johnson Matthey PLC                                  128,520         1,891,327
Kelda Group PLC                                      197,200         1,398,715
Kesa Electricals PLC/1/                              346,084         1,140,441
Kidde PLC                                            373,592           537,475
Kingfisher PLC                                     1,150,021         5,185,327
Land Securities Group PLC                            252,436         3,329,411
Legal & General Group PLC                          3,090,736         5,005,465
Lloyds TSB Group PLC                               2,851,784        22,141,204
LogicaCMG PLC                                        320,876           861,373
Man Group PLC                                        143,072         2,847,166
Marks & Spencer Group PLC                          1,175,590         5,895,871
Misys PLC                                            258,944         1,132,172
Mitchells & Butlers PLC/1/                           391,369         1,505,136
National Grid Transco PLC                          1,570,742         9,746,072
Next PLC                                             163,200         2,978,823
Novar PLC                                            325,312           661,497
Pearson PLC                                          386,512         3,622,172
Peninsular & Oriental Steam Navigation
 Co. PLC                                             434,792         1,607,485
Pilkington PLC                                       681,496           901,025
Provident Financial PLC                              123,352         1,282,886
Prudential Corp. PLC                               1,001,096         6,883,403
Rank Group PLC                                       292,944         1,356,171
Reckitt Benckiser PLC                                277,304         5,099,406
Reed International PLC                               658,512         5,067,689
Rentokil Initial PLC                                 992,664         3,059,674
Reuters Group PLC                                    707,744         2,861,223
Rexam PLC                                            244,528         1,619,434
Rio Tinto PLC                                        553,384        11,475,029
RMC Group PLC                                        155,448         1,358,070
Rolls-Royce Group PLC                                852,992         2,090,992
Royal Bank of Scotland Group PLC                   1,394,418        39,382,403
Royal Sun Alliance Industries Group PLC              670,752         1,636,169
SABMiller PLC                                        381,344         2,646,590
Safeway PLC                                          547,808         2,318,111
Sage Group PLC                                       688,296         2,038,545
Scottish & Newcastle PLC                             371,144         2,204,420
Scottish & Southern Energy PLC                       428,128         4,256,482
Scottish Power PLC                                   928,744         5,419,262
Securicor PLC                                        297,778           361,391
Serco Group PLC                                      248,608           617,421
Severn Trent PLC                                     190,944         2,064,124
Shell Transport & Trading Co. PLC                  4,929,184        30,861,709
Signet Group PLC                                     772,480         1,229,306
Slough Estates PLC                                   256,904         1,442,264
Smith & Nephew PLC                                   491,504         2,931,153
Smiths Group PLC                                     288,320         3,392,527
SSL International PLC                                 93,432           487,358
Stagecoach Group PLC                                 681,088           884,063
Tate & Lyle PLC                                      241,536         1,345,311
Taylor Woodrow PLC                                   372,368         1,294,392
Tesco PLC                                          3,548,648        12,278,450
3i Group PLC                                         332,656         3,367,449
Tomkins PLC                                          291,176         1,200,550
Unilever PLC                                       1,399,848        11,487,198
United Business Media PLC                            211,344         1,352,105
United Utilities PLC                                 293,352         2,584,087
Vodafone Group PLC                                34,082,688        64,647,736
Whitebread PLC                                       171,224         2,009,208

SCHEDULES OF INVESTMENTS                                                      39
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                              Shares             Value
------------------------------------------------------------------------------
Wolseley PLC                                         311,032   $     3,371,037
WPP Group PLC                                        569,160         5,050,227
                                                                   802,316,043
TOTAL COMMON STOCKS AND RIGHTS
  (COST: $3,192,635,122)                                         2,987,458,341

PREFERRED STOCKS - 0.43%

AUSTRALIA - 0.22%
News Corporation Ltd. (The)                        1,036,184         6,581,198
                                                                     6,581,198

GERMANY - 0.17%
Fresenius Medical Care AG                             13,600           501,779
Henkel KGaA                                           22,032         1,387,455
Porsche AG                                             4,080         1,671,577
Volkswagen AG                                         54,400         1,635,451
Wella AG                                               1,430           104,217
                                                                     5,300,479

ITALY - 0.04%
IntesaBci SpA                                        442,000         1,099,460
                                                                     1,099,460
TOTAL PREFERRED STOCKS
  (COST: $13,054,801)                                               12,981,137
SHORT TERM INVESTMENTS - 18.38%

MONEY MARKET FUNDS - 12.59%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/3/,/4/                     256,930,520       256,930,520
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/3/,/4/                      93,049,596        93,049,596
BlackRock Temp Cash Money Market Fund/4/           3,365,504         3,365,504
Short Term Investment Co. - Liquid Assets
 Money Market Portfolio/4/                         9,304,960         9,304,960

                                                   Shares or
Security                                           Principal              Value
------------------------------------------------------------------------------
Short Term Investment Co. -
 Prime Money Market Portfolio,
 Institutional Shares/4/                          16,298,192   $    16,298,192
                                                                   378,948,772

FLOATING RATE NOTES - 4.31%
Beta Finance Inc.
  1.06%, 05/20/04 /4/                        $     4,651,782         4,651,782
  1.10%, 08/15/03 /4/                              6,979,111         6,979,111
Canadian Imperial Bank of Commerce
  1.06%, 10/30/03 /4/                              3,721,980         3,721,980
CC USA Inc.
  1.06%, 07/15/04 /4/                              4,093,978         4,093,978
  1.11%, 08/15/03 /4/                              4,654,155         4,654,155
  1.31%, 04/19/04 /4/                              9,304,029         9,304,029
Dorada Finance Inc.
  1.06%, 05/20/04 /4/                              9,303,564         9,303,564
Five Finance Inc.
  1.08%, 04/15/04 /4/                              4,652,480         4,652,480
HBOS Treasury Services PLC
  1.27%, 06/24/04 /4/                              9,304,960         9,304,960
Holmes Financing PLC
  1.07%, 04/15/04 /4/                              1,860,992         1,860,992
K2 USA LLC
  1.07%, 05/17/04 /4/                              4,652,247         4,652,247
  1.08%, 04/13/04 /4/                              4,652,247         4,652,247
Links Finance LLC
  1.05%, 07/20/04 /4/                              3,721,239         3,721,239
  1.06%, 06/28/04 /4/                              4,651,549         4,651,549
  1.07%, 03/29/04 /4/                              4,652,480         4,652,480
  1.09%, 05/04/04 /4/                              4,652,247         4,652,247
Nationwide Building Society
  1.08%, 07/23/04 /4/                              6,978,720         6,978,720
Sigma Finance Inc.
  1.05%, 07/20/04 /4/                              4,651,549         4,651,549
  1.06%, 10/15/03 /4/                              9,304,494         9,304,494
  1.08%, 07/01/04 /4/                              4,651,317         4,651,317
Tango Finance Corp.
  1.06%, 07/06/04 /4/                              2,791,209         2,791,209
White Pine Finance LLC
  1.06%, 05/17/04 /4/                              5,582,976         5,582,976

40                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
July 31, 2003

Security                                           Principal             Value
------------------------------------------------------------------------------
  1.07%, 04/20/04 /4/                        $     4,652,480   $     4,652,480
  1.08%, 07/06/04 /4/                              5,582,451         5,582,451
                                                                  129,704,236

TIME DEPOSITS - 0.85%
Abbey National Treasury Services PLC
  1.13%, 08/01/03 /4/                             11,631,200        11,631,200
SunTrust Banks Inc.
  1.03%, 08/01/03 /4/                             13,957,440        13,957,440
                                                                   25,588,640

COMMERCIAL PAPER - 0.63%
Delaware Funding Corp.
  1.03%, 08/04/03 /4/                              7,213,490         7,213,490
Liberty Funding Corp.
  1.04%, 08/07/03 /4/                              2,331,289         2,331,289
UBS Finance (Delaware) Inc.
  1.11%, 08/01/03 /4/                              9,304,673         9,304,673
                                                                    18,849,452
TOTAL SHORT TERM INVESTMENTS
  (COST: $553,091,100)                                             553,091,100

TOTAL INVESTMENTS IN
  SECURITIES - 118.07%
  (COST $3,758,781,023)                                          3,553,530,578
OTHER ASSETS, LESS LIABILITIES - (18.07%)                         (543,758,325)
                                                               ---------------
NET ASSETS - 100.00%                                           $ 3,009,772,253
                                                               ===============

/1/  Non-income earning securities.
/2/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/3/  Issuer is an affiliate of the Fund's investment advisor. See Note 2.
/4/ All or a portion of this security represents investments of securities lending collateral.

See notes to financial statements.

SCHEDULES OF INVESTMENTS                                                      41

Statements of Assets and Liabilities

iSHARES TRUST
July 31, 2003

                                                          iShares Goldman Sachs                                   iShares MSCI
                            ---------------------------------------------------------------------------------   ----------------
                               Technology      Networking   Semiconductor        Software   Natural Resources               EAFE
                               Index Fund      Index Fund      Index Fund      Index Fund          Index Fund         Index Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost         $ 116,059,240   $  98,023,874   $ 116,478,692   $ 120,525,454   $      54,847,220   $  3,758,781,023
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Foreign currency, at cost     $         -     $         -     $         -     $         -   $               -   $      3,592,256
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Investments in
 securities, at value
 (including securities
 on loan/1/) (Note 1)       $ 110,788,443   $  97,494,014   $ 113,041,090   $ 121,372,538   $      54,818,387   $  3,553,530,578
Foreign currency, at
 value                                 -               -               -               -                   -          3,536,324
Receivables:
  Investment securities
   sold                            14,993               -               -          29,987               8,428            532,050
  Dividends and interest           12,712          50,596          17,078             741             104,696          5,676,208
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Total Assets                  110,816,148      97,544,610     113,058,168     121,403,266          54,931,511      3,563,275,160
                            -------------   -------------   -------------   -------------   -----------------   ----------------

LIABILITIES
Payables:
  Collateral for
   securities on loan
   (Note 5)                     6,745,317      16,582,150      11,463,285       6,119,628           2,667,440        551,903,004
  Advisory fees (Note 2)           87,047          45,750          79,004          86,661              44,700          1,599,903
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Total Liabilities               6,832,364      16,627,900      11,542,289       6,206,289           2,712,140        553,502,907
                            -------------   -------------   -------------   -------------   -----------------   ----------------

NET ASSETS                  $ 103,983,784   $  80,916,710   $ 101,515,879   $ 115,196,977   $      52,219,371   $  3,009,772,253
                            =============   =============   =============   =============   =================   ================

NET ASSETS CONSIST OF:
  Paid-in capital           $ 114,543,417   $  95,988,419   $ 110,439,195   $ 120,466,431   $      53,158,014   $  3,256,447,581
  Undistributed net
   investment income                    -               -               -               -              69,217         39,689,896
  Accumulated net
   realized loss               (5,288,836)    (14,541,849)     (5,485,714)     (6,116,538)           (979,027)       (80,981,324)
  Net unrealized
   appreciation
   (depreciation)              (5,270,797)       (529,860)     (3,437,602)        847,084             (28,833)      (205,383,900)
                            -------------   -------------   -------------   -------------   -----------------   ----------------
NET ASSETS                  $ 103,983,784   $  80,916,710   $ 101,515,879   $ 115,196,977   $      52,219,371   $  3,009,772,253
                            =============   =============   =============   =============   =================   ================

iShares outstanding             2,700,000       3,900,000       2,100,000       3,650,000             600,000         27,200,000
                            =============   =============   =============   =============   =================   ================

Net asset value per
 iShare                     $       38.51   $       20.75   $       48.34   $       31.56   $           87.03   $         110.65
                            =============   =============   =============   =============   =================   ================

/1/ Securities on loan with market values of $6,488,435, $15,462,428, $11,089,684, $5,887,711, $2,549,632 and $524,017,596, respectively. See
     Note 5.

See notes to financial statements.

42                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES TRUST
Year Ended July 31, 2003

                                                          iShares Goldman Sachs                                   iShares MSCI
                            ---------------------------------------------------------------------------------   ----------------
                               Technology      Networking   Semiconductor        Software   Natural Resources               EAFE
                               Index Fund      Index Fund      Index Fund      Index Fund          Index Fund         Index Fund
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/1/              $     169,345   $      89,253   $     190,114   $      28,385   $         749,196   $     61,374,781
  Interest                            202              96             254              82                 363             21,288
  Securities lending
   income                           3,284           3,146           5,907           1,949               3,029          1,615,711
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Total investment income           172,831          92,495         196,275          30,416             752,588         63,011,780
                            -------------   -------------   -------------   -------------   -----------------   ----------------

EXPENSES (Note 2)
  Advisory fees                   271,592         138,163         321,981         232,767             155,365          8,291,473
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Total expenses                    271,592         138,163         321,981         232,767             155,365          8,291,473
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Net investment income
  (loss)                          (98,761)        (45,668)       (125,706)       (202,351)            597,223         54,720,307
                            -------------   -------------   -------------   -------------   -----------------   ----------------

NET REALIZED AND
 UNREALIZED
 GAIN (LOSS)
Net realized gain (loss)
 from:
  Investments                  (3,093,996)     (7,897,302)     (4,940,245)     (4,336,834)           (620,341)       (69,041,771)
  In-kind redemptions             881,568      (9,092,826)     (3,141,164)     (2,676,412)                  -       (324,654,630)
  Foreign currency
   transactions                         -               -               -               -                   -            979,488
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Net realized loss              (2,212,428)    (16,990,128)     (8,081,409)     (7,013,246)           (620,341)      (392,716,913)
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Net change in unrealized
 appreciation
 (depreciation) on:
  Investments                  19,307,985      32,671,417      25,211,542      21,140,911           3,257,961        339,673,150
  Translation of assets
   and liabilities in
   foreign currencies                   -               -               -               -                   -           (196,666)
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Net change in unrealized
 appreciation
 (depreciation)                19,307,985      32,671,417      25,211,542      21,140,911           3,257,961        339,476,484
                            -------------   -------------   -------------   -------------   -----------------   ----------------
Net realized and
 unrealized gain (loss)        17,095,557      15,681,289      17,130,133      14,127,665           2,637,620        (53,240,429)
                            -------------   -------------   -------------   -------------   -----------------   ----------------

NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                 $  16,996,796   $  15,635,621   $  17,004,427   $  13,925,314   $       3,234,843   $      1,479,878
                            =============   =============   =============   =============   =================   ================

/1/ Net of foreign withholding tax of $778, $-, $6,018, $-, $43,589 and $8,904,571, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS                                                          43

Statements of Changes in Net Assets

iSHARES TRUST

                                       iShares                         iShares                         iShares
                                    Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                      Technology                      Networking                    Semiconductor
                                      Index Fund                      Index Fund                      Index Fund
                            -----------------------------   -----------------------------   -----------------------------
                                  For the         For the         For the         For the         For the         For the
                               year ended      year ended      year ended      year ended      year ended      year ended
                            July 31, 2003   July 31, 2002   July 31, 2003   July 31, 2002   July 31, 2003   July 31, 2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment loss       $     (98,761)  $    (171,829)  $     (45,668)  $    (119,866)  $    (125,706)  $    (109,196)
  Net realized loss            (2,212,428)    (10,641,273)    (16,990,128)    (12,036,263)     (8,081,409)     (2,119,420)
  Net change in
    unrealized
    appreciation
    (depreciation)             19,307,985     (10,747,261)     32,671,417     (33,413,568)     25,211,542     (31,018,006)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease)
  in net assets resulting
  from operations              16,996,796     (21,560,363)     15,635,621     (45,569,697)     17,004,427     (33,246,622)
                            -------------   -------------   -------------   -------------   -------------   -------------

iSHARES TRANSACTIONS:
  iShares sold                 86,037,387      69,955,543      69,247,876      57,881,642     127,376,284      76,862,673
  iShares redeemed            (20,244,859)   (106,343,169)    (28,185,614)    (12,809,218)   (107,386,390)    (12,362,001)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease)
  in net assets from
  iShares transactions         65,792,528     (36,387,626)     41,062,262      45,072,424      19,989,894      64,500,672
                            -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN
  NET ASSETS                   82,789,324     (57,947,989)     56,697,883        (497,273)     36,994,321      31,254,050

NET ASSETS:

Beginning of year              21,194,460      79,142,449      24,218,827      24,716,100      64,521,558      33,267,508
                            -------------   -------------   -------------   -------------   -------------   -------------
End of year                 $ 103,983,784   $  21,194,460   $  80,916,710   $  24,218,827   $ 101,515,879   $  64,521,558
                            =============   =============   =============   =============   =============   =============

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                  2,650,000       1,400,000       3,950,000       2,000,000       3,250,000       1,300,000
  iShares redeemed               (650,000)     (2,150,000)     (1,900,000)       (800,000)     (2,700,000)       (200,000)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease)
  in iShares outstanding        2,000,000        (750,000)      2,050,000       1,200,000         550,000       1,100,000
                            =============   =============   =============   =============   =============   =============

See notes to financial statements.

44                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                       iShares                         iShares
                                    Goldman Sachs                   Goldman Sachs                           iShares
                                      Software                    Natural Resources                        MSCI EAFE
                                      Index Fund                      Index Fund                           Index Fund
                          -----------------------------   ----------------------------------   ------------------------------------
                                                                                                                  For the Period
                                                                            For the Period                       August 14, 2000/1/
                                For the         For the         For the   October 22, 2001/1/         For the                 to
                             year ended      year ended      year ended                 to         year ended         year ended
                          July 31, 2003   July 31, 2002   July 31, 2003      July 31, 2002      July 31, 2003      July 31, 2002
-----------------------------------------------------------------------   ---------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income
   (loss)                 $    (202,351)  $    (110,003)  $     597,223     $      294,060   $     54,720,307   $     25,461,334
  Net realized loss          (7,013,246)     (3,445,159)       (620,341)          (348,141)      (392,716,913)       (19,434,534)
  Net change in
   unrealized
   appreciation
   (depreciation)            21,140,911     (19,166,307)      3,257,961         (3,286,794)       339,476,484       (544,860,384)
                          -------------   -------------   -------------     --------------   ----------------   ----------------
Net increase (decrease)
 in net assets resulting
 from operations             13,925,314     (22,721,469)      3,234,843         (3,340,875)         1,479,878       (538,833,584)
                          -------------   -------------   -------------     --------------   ----------------   ----------------

DISTRIBUTIONS TO
  iSHAREHOLDERS:
  From net investment
   income                             -               -        (526,412)          (284,750)       (41,788,985)        (1,107,494)
                          -------------   -------------   -------------     --------------   ----------------   ----------------
Total distributions to
 iShareholders                        -               -        (526,412)          (284,750)       (41,788,985)        (1,107,494)
                          -------------   -------------   -------------     --------------   ----------------   ----------------

iSHARES TRANSACTIONS:
  iShares sold              123,561,162      56,701,205      28,693,690         29,006,526      1,397,031,369      4,388,752,984
  iShares redeemed          (60,058,684)    (22,766,293)              -         (4,563,651)    (2,150,388,129)       (45,373,786)
                          -------------   -------------   -------------     --------------   ----------------   ----------------
Net increase (decrease)
 in net assets from
 iShares transactions        63,502,478      33,934,912      28,693,690         24,442,875       (753,356,760)     4,343,379,198
                          -------------   -------------   -------------     --------------   ----------------   ----------------
INCREASE (DECREASE) IN
 NET ASSETS                  77,427,792      11,213,443      31,402,121         20,817,250       (793,665,867)     3,803,438,120

NET ASSETS:

Beginning of period          37,769,185      26,555,742      20,817,250                  -      3,803,438,120                  -
                          -------------   -------------   -------------     --------------   ----------------   ----------------
End of period             $ 115,196,977   $  37,769,185   $  52,219,371     $   20,817,250   $  3,009,772,253   $  3,803,438,120
                          =============   =============   =============     ==============   ================   ================
Undistributed net
 investment income
 included in net assets
 at end of period         $           -   $           -   $      69,217     $       5,672    $     39,689,896   $     25,519,748
                          =============   =============   =============     ==============   ================   ================

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                4,400,000       1,600,000         350,000            300,000         13,400,000         36,200,000
  iShares redeemed           (2,350,000)       (550,000)              -            (50,000)       (22,000,000)          (400,000)
                          -------------   -------------   -------------     --------------   ----------------   ----------------
Net increase (decrease)
 in iShares outstanding       2,050,000       1,050,000         350,000            250,000         (8,600,000)        35,800,000
                          =============   =============   =============     ==============   ================   ================

/1/  Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS                                                          45

Financial Highlights

iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iShares
                                               Goldman Sachs
                                                 Technology
                                                 Index Fund
                            --------------------------------------------------
                                                                   Period from
                                                              Mar. 13, 2001/1/
                               Year ended       Year ended                  to
                            Jul. 31, 2003    Jul. 31, 2002       Jul. 31, 2001
------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       30.28    $       54.58    $          56.71
                            -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss               (0.04)           (0.25)              (0.08)
  Net realized and
   unrealized gain
   (loss)                            8.27           (24.05)              (2.05)
                            -------------    -------------    ----------------
Total from investment
 operations                          8.23           (24.30)              (2.13)
                            -------------    -------------    ----------------
Net asset value, end of
 period                     $       38.51    $       30.28    $          54.58
                            =============    =============    ================

Total return                        27.18%          (44.52)%             (3.76)%/2/
                            =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $     103,984    $      21,194    $         79,142
  Ratio of expenses to
   average net assets/3/             0.50%            0.50%               0.50%
  Ratio of net investment
   loss to average net
   assets/3/                        (0.18)%          (0.30)%             (0.33)%
  Portfolio turnover
   rate/4/                             11%               8%                  0%/5/

                                                  iShares
                                               Goldman Sachs
                                                 Networking
                                                 Index Fund
                            --------------------------------------------------
                                                                   Period from
                                                              Jul. 10, 2001/1/
                               Year ended       Year ended                  to
                            Jul. 31, 2003    Jul. 31, 2002       Jul. 31, 2001
------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       13.09    $       38.02    $          36.32
                            -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss               (0.01)           (0.06)              (0.01)
  Net realized and
   unrealized gain
   (loss)                            7.67           (24.87)               1.71
                            -------------    -------------    ----------------
Total from investment
 operations                          7.66           (24.93)               1.70
                            -------------    -------------    ----------------
Net asset value, end of
 period                     $       20.75    $       13.09    $          38.02
                            =============    =============    ================

Total return                        58.52%          (65.57)%              4.68%/2/
                            =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $      80,917    $      24,219    $         24,716
  Ratio of expenses to
   average net assets/3/             0.50%            0.50%               0.50%
  Ratio of net investment
   loss to average net
   assets/3/                        (0.17)%          (0.34)%             (0.50)%
  Portfolio turnover
   rate/4/                             26%              46%                  9%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 1%.

See notes to financial statements.

46                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                  iShares
                                               Goldman Sachs
                                               Semiconductor
                                                 Index Fund
                            --------------------------------------------------
                                                                   Period from
                                                              Jul. 10, 2001/1/
                               Year ended       Year ended                  to
                            Jul. 31, 2003    Jul. 31, 2002       Jul. 31, 2001
------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       41.63    $       73.93    $          65.65
                            -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss               (0.06)           (0.07)              (0.01)
  Net realized and
   unrealized gain
   (loss)                            6.77           (32.23)               8.29
                            -------------    -------------    ----------------
Total from investment
  operations                         6.71           (32.30)               8.28
                            -------------    -------------    ----------------
Net asset value, end of
  period                    $       48.34    $       41.63    $          73.93
                            =============    =============    ================

Total return                        16.12%          (43.69)%             12.61%/2/
                            =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $     101,516    $      64,522    $         33,268
  Ratio of expenses to
   average net assets/3/             0.50%            0.50%               0.50%
  Ratio of net investment
   loss to average net
   assets/3/                        (0.20)%          (0.29)%             (0.38)%
  Portfolio turnover
   rate/4/                             11%               8%                  0%/5/

                                                 iShares
                                              Goldman Sachs
                                                 Software
                                                Index Fund
                            --------------------------------------------------
                                                                   Period from
                                                              Jul. 10, 2001/1/
                               Year ended       Year ended                  to
                            Jul. 31, 2003    Jul. 31, 2002       Jul. 31, 2001
------------------------------------------------------------------------------
Net asset value,
 beginning of period        $       23.61    $       48.28    $          49.12
                            -------------    -------------    ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss               (0.06)           (0.07)              (0.01)
  Net realized and
   unrealized gain
   (loss)                            8.01           (24.60)              (0.83)
                            -------------    -------------    ----------------
Total from investment
 operations                          7.95           (24.67)              (0.84)
                            -------------    -------------    ----------------
Net asset value, end of
  period                    $       31.56    $       23.61    $          48.28
                            =============    =============    ================

Total return                        33.67%          (51.10)%             (1.71)%/2/
                            =============    =============    ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)            $     115,197    $      37,769    $         26,556
  Ratio of expenses to
   average net assets/3/             0.50%            0.50%               0.50%
  Ratio of net investment
   loss to average net
   assets/3/                        (0.43)%          (0.42)%             (0.50)%
  Portfolio turnover
   rate/4/                              9%              14%                  0%/5/

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/5/  Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS                                                          47
iSHARES TRUST
(For a share outstanding throughout each period)

                                             iShares
                                           Goldman Sachs                            iShares
                                         Natural Resources                         MSCI EAFE
                                            Index Fund                             Index Fund
                                 --------------------------------       --------------------------------
                                                      Period from                            Period from
                                                 Oct. 22, 2001/1/                       Aug. 14, 2001/1/
                                    Year ended                 to          Year ended                 to
                                 Jul. 31, 2003      Jul. 31, 2002       Jul. 31, 2003      Jul. 31, 2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                          $       83.27   $          94.92       $      106.24   $         127.63
                                 -------------   ----------------       -------------   ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                   1.51               1.10                2.58               0.93
  Net realized and unrealized
   gain (loss)                            3.66             (11.69)               3.71             (22.07)
                                 -------------   ----------------       -------------   ----------------
Total from investment
 operations                               5.17             (10.59)               6.29             (21.14)
                                 -------------   ----------------       -------------   ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                  (1.41)             (1.06)              (1.88)             (0.25)
                                 -------------   ----------------       -------------   ----------------
Total distributions                      (1.41)             (1.06)              (1.88)             (0.25)
                                 -------------   ----------------       -------------   ----------------
Net asset value, end of period   $       87.03   $          83.27       $      110.65   $         106.24
                                 =============   ================       =============   ================

Total return                              6.27%            (11.29)%/2/           6.17%            (16.57)%/2/
                                 =============   ================       =============   ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                        $      52,219   $         20,817       $   3,009,772   $      3,803,438
  Ratio of expenses to average
   net assets/3/                          0.50%              0.50%               0.35%              0.35%
  Ratio of net investment
   income to average net
   assets/3/                              1.92%              1.51%               2.31%              1.87%
  Portfolio turnover rate/4/                 7%                12%                  8%                 8%

/1/  Commencement of operations.
/2/  Not annualized.
/3/  Annualized for periods of less than one year.
/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES TRUST

1.  SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources and the iShares MSCI EAFE Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares MSCI EAFE Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which

NOTES TO THE FINANCIAL STATEMENTS                                             49
iSHARES TRUST

market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At July 31, 2003, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

                                            Undistributed   Undistributed  Total Distributable
     iShares Index Fund                   Ordinary Income  Long-Term Gain             Earnings
     -----------------------------------------------------------------------------------------
     Goldman Sachs Natural Resources      $        87,673  $            -  $            87,673
     MSCI EAFE                                 40,855,008               -           40,855,008
     -----------------------------------------------------------------------------------------

For the year ended July 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2003.

From November 1, 2002 to July 31, 2003, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending July, 31, 2004.

50                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                                                               Deferred
                                                           Net Realized
     iShares Index Fund                                  Capital Losses
     ------------------------------------------------------------------
     Goldman Sachs Technology                            $    2,498,381
     Goldman Sachs Networking                                 3,137,251
     Goldman Sachs Semiconductor                                624,820
     Goldman Sachs Software                                   1,519,454
     Goldman Sachs Natural Resources                            423,248
     MSCI EAFE                                               27,542,486
     ------------------------------------------------------------------

The Funds had tax basis net capital loss carryforwards at July 31, 2003, the tax year-end of the Funds, as follows:

                                              Expiring         Expiring
     iShares Index Fund                           2010             2011            Total
     -----------------------------------------------------------------------------------
     Goldman Sachs Technology           $      638,692   $    1,579,887   $    2,218,579
     Goldman Sachs Networking                  130,370        5,798,354        5,928,724
     Goldman Sachs Semiconductor               175,882          472,453          648,335
     Goldman Sachs Software                    177,253        1,465,904        1,643,157
     Goldman Sachs Natural Resources                 -          371,436          371,436
     MSCI EAFE                                  55,269       37,219,384       37,274,653
     -----------------------------------------------------------------------------------

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended July 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the year ended July 31, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at July 31, 2003.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio

NOTES TO THE FINANCIAL STATEMENTS                                             51
iSHARES TRUST

transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

                                                               Advisory
     iShares Index Fund                                             Fee
     ------------------------------------------------------------------
     Goldman Sachs Technology                                      0.50%
     Goldman Sachs Networking                                      0.50
     Goldman Sachs Semiconductor                                   0.50
     Goldman Sachs Software                                        0.50
     Goldman Sachs Natural Resources                               0.50
     MSCI EAFE                                                     0.35
     ------------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Prior to February 24, 2003, Investors Bank served as securities lending agent for the Trust. Effective February 24, 2003, Barclays Global Investors, N.A. ("BGI") began serving as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through July 31, 2003, BGI earned securities lending agent fees as follows:

                                                     Securities Lending
     iShares Index Fund                                      Agent Fees
     ------------------------------------------------------------------
     Goldman Sachs Technology                        $            1,773
     Goldman Sachs Networking                                     1,750
     Goldman Sachs Semiconductor                                  1,774
     Goldman Sachs Software                                       1,126
     Goldman Sachs Natural Resources                                938
     MSCI EAFE                                                1,213,817
     ------------------------------------------------------------------

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the year ended July 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

52                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

As defined under the Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an "affiliated person" of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an "affiliated person" of a Fund (other than BGIS) did not execute any portfolio transactions with the Funds during the year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended July 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first eight months of the fiscal year were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the last four months of the year.

As a result of using an index approach to investing, the iShares MSCI EAFE Index Fund held shares of Barclays PLC, with a current market value of $25,191,158, as of July 31, 2003. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

As of July 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended July 31, 2003, were as follows:

     iShares Index Fund                      Purchases            Sales
     ------------------------------------------------------------------
     Goldman Sachs Technology           $    6,191,131   $    6,277,997
     Goldman Sachs Networking                8,038,010        8,096,517
     Goldman Sachs Semiconductor             7,605,801        7,662,334
     Goldman Sachs Software                  4,527,100        4,717,616
     Goldman Sachs Natural Resources         2,306,397        2,282,573
     MSCI EAFE                             197,379,901      181,063,014
     ------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS                                             53
iSHARES TRUST

In-kind transactions for the year ended July 31, 2003, were as follows:

                                               In-kind          In-kind
     iShares Index Fund                      Purchases            Sales
     ------------------------------------------------------------------
     Goldman Sachs Technology           $   86,034,723   $   20,243,064
     Goldman Sachs Networking               69,257,832       28,176,945
     Goldman Sachs Semiconductor           127,408,314      107,354,014
     Goldman Sachs Software                123,607,445       60,081,456
     Goldman Sachs Natural Resources        28,667,083                -
     MSCI EAFE                           1,388,767,638    2,138,105,552
     ------------------------------------------------------------------

At July 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                      Net
                                                   Tax       Unrealized       Unrealized       Unrealized
     iShares Index Fund                           Cost     Appreciation     Depreciation     Depreciation
     ----------------------------------------------------------------------------------------------------
     Goldman Sachs Technology           $  116,631,116   $    6,693,115   $  (12,535,788)  $   (5,842,673)
     Goldman Sachs Networking              103,499,748                -       (6,005,734)      (6,005,734)
     Goldman Sachs Semiconductor           120,691,251        1,009,440       (8,659,601)      (7,650,161)
     Goldman Sachs Software                123,479,381        4,678,787       (6,785,630)      (2,106,843)
     Goldman Sachs Natural Resources        55,050,019        2,447,932       (2,679,564)        (231,632)
     MSCI EAFE                           3,776,110,320       78,748,726     (301,328,468)    (222,579,742)
     ----------------------------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

At July 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained

54                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of July 31, 2003, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less and money market mutual funds. The market value of the securities on loan at July 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6.  LEGAL PROCEEDINGS

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

NOTES TO THE FINANCIAL STATEMENTS                                             55

Report of Independent Auditors

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Goldman Sachs Series Funds and the iShares MSCI EAFE Index Fund (the "Funds"), as listed on the table of contents at July 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 29, 2003

56                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES TRUST

For the year ended July 31, 2003, iShares MSCI EAFE Index Fund earned foreign source income of $70,279,352 and paid foreign taxes of $8,196,360 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For corporate shareholders, 74.63% of the income dividends paid by the iShares Goldman Sachs Natural Resources Index Fund during the year ended July 31, 2003 qualified for the dividends-received deduction.

The following are estimates of qualified dividend income received by the Funds through July 31, 2003 that qualify for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                                                       Qualified
                                                       Dividend
    iShares Index Fund                                  Income
    --------------------------------------------------------------
    Goldman Sachs Natural Resources                 $      320,304
    MSCI EAFE                                           49,095,513
    --------------------------------------------------------------

TAX INFORMATION                                                               57

Supplemental Information (Unaudited)

iSHARES TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares every day the American Stock Exchange is open. The "Market Price" of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through June 30, 2003, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

                   iShares Goldman Sachs Technology Index Fund
               Period Covered: April 1, 2001 through June 30, 2003

                                                Number of        Percentage of
Premium/Discount Range                            Days            Total Days
----------------------                       ---------------    ---------------
Greater than 1.0% ........................                 3               0.54%
Greater than 0.5% and Less than 1.0% .....                18               3.22
Between 0.5% and -0.5% ...................               507              90.69
Less than -0.5% and Greater than -1.0% ...                21               3.76
Less than -1.0% and Greater than -1.5% ...                 7               1.25
Less than -1.5% ..........................                 3               0.54
                                             ---------------    ---------------
                                                         559             100.00%
                                             ===============    ===============

58                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                   iShares Goldman Sachs Networking Index Fund
              Period Covered: October 1, 2001 through June 30, 2003

                                                 Number          Percentage of
Premium/Discount Range                           of Days          Total Days
----------------------                       ---------------    ---------------
Greater than 1.0% ........................                 4               0.92%
Greater than 0.5% and Less than 1.0% .....                41               9.40
Between 0.5% and -0.5% ...................               343              78.66
Less than -0.5% and Greater than -1.0% ...                36               8.26
Less than -1.0% and Greater than -1.5% ...                 7               1.61
Less than -1.5% and Greater than -4.0% ...                 3               0.69
Less than -4.0% ..........................                 2               0.46
                                             ---------------    ---------------
                                                         436             100.00%
                                             ===============    ===============

                 iShares Goldman Sachs Semiconductor Index Fund
              Period Covered: October 1, 2001 through June 30, 2003

                                                 Number          Percentage of
Premium/Discount Range                           of Days          Total Days
----------------------                       ---------------    ---------------
Greater than 1.0% ........................                 3               0.69%
Greater than 0.5% and Less than 1.0% .....                18               4.13
Between 0.5% and -0.5% ...................               382              87.61
Less than -0.5% and Greater than -1.0% ...                26               5.96
Less than -1.0% and Greater than -1.5% ...                 4               0.92
Less than -1.5% ..........................                 3               0.69
                                             ---------------    ---------------
                                                         436             100.00%
                                             ===============    ===============

                    iShares Goldman Sachs Software Index Fund
              Period Covered: October 1, 2001 through June 30, 2003

                                                 Number          Percentage of
Premium/Discount Range                           of Days          Total Days
----------------------                       ---------------    ---------------
Greater than 1.0% ........................                 3               0.69%
Greater than 0.5% and Less than 1.0% .....                16               3.67
Between 0.5% and -0.5% ...................               394              90.36
Less than -0.5% and Greater than -1.0% ...                19               4.36
Less than -1.0% ..........................                 4               0.92
                                             ---------------    ---------------
                                                         436             100.00%
                                             ===============    ===============

SUPPLEMENTAL INFORMATION                                                      59
iSHARES TRUST

               iShares Goldman Sachs Natural Resources Index Fund
              Period Covered: January 1, 2002 through June 30, 2003

                                                Number of        Percentage of
Premium/Discount Range                            Days            Total Days
----------------------                       ---------------    ---------------
Greater than 0.5% ........................                 -                  -%
Between 0.5% and -0.5% ...................               366              98.39
Less than -0.5% and Greater than -1.0% ...                 4               1.07
Less than -1.0% ..........................                 2               0.54
                                             ---------------    ---------------
                                                         372             100.00%
                                             ===============    ===============

                          iShares MSCI EAFE Index Fund
              Period Covered: October 1, 2001 through June 30, 2003

                                                Number of        Percentage of
Premium/Discount Range                            Days            Total Days
----------------------                       ---------------    ---------------
Greater than 2.0% ........................                 4               0.92%
Greater than 1.5% and Less than 2.0% .....                 8               1.83
Greater than 1.0% and Less than 1.5% .....                44              10.09
Greater than 0.5% and Less than 1.0% .....               105              24.08
Between 0.5% and -0.5% ...................               231              52.99
Less than -0.5% and Greater than -1.0% ...                30               6.88
Less than -1.0% and Greater than -1.5% ...                12               2.75
Less than -1.5% ..........................                 2               0.46
                                             ---------------    ---------------
                                                         436             100.00%
                                             ===============    ===============

60                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustees Information (Unaudited)

iSHARES TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 80 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 105 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                              Interested Trustees+

                                 Position(s),              Principal Occupation(s)
   Name, Age and Address       Length of Service             During Past 5 Years                Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------
*Lee T. Kranefuss (41)        Trustee, Chairman,    Chief Executive Officer of the         Director (since June 18, 2003) of
Barclays Global Investors     and President         Individual Investor Business of        iShares, Inc.; Board of Trustees
45 Fremont Street             (since June 18,       Barclays Global Investors, N.A.;       for Barclays Global Investors Funds
San Francisco, CA 94105       2003)                 The Boston Consulting Group (until     and Master Investment Portfolio
                                                    1997).                                 (since 2001).

*Nathan Most (89)             Trustee (since        Consultant to BGI (1998-2002),         Director (since 1996) and President
P.O. Box 193                  December 16, 1999)    American Stock Exchange (1996-2000)    (1996-2002) of iShares, Inc.
Burlingame, CA 94011                                and the Hong Kong Stock Exchange
                                                    (1998 to present); Consultant to
                                                    the Amsterdam Stock Exchange
                                                    (1997-1998); Consultant to the
                                                    Pacific Stock Exchange (1997-1998).

----------
+ Garrett F. Bouton served as Chairman, President and interested trustee of the Board through June 17, 2003.
* Lee T. Kranefuss and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

TRUSTEES INFORMATION                                                          61
iSHARES TRUST

                              Independent Trustees

                                 Position(s),              Principal Occupation(s)
   Name, Age and Address       Length of Service             During Past 5 Years                Other Directorships Held
------------------------------------------------------------------------------------------------------------------------------
John B. Carroll (67)          Trustee (since        Retired Vice President of              Director (since 1996) of
520 Main Street               January 1, 2002)      Investment Management (1984-2000)      iShares, Inc.; Trustee and member
Ridgefield, CT 06877                                of Verizon Corporation; Advisory       of the Executive Committee (since
                                                    Board member of Ibbotson Associates    1991) of The Common Fund
                                                    (1992-1998); former Vice Chairman      Institutional Funds, a non-profit
                                                    and Executive Committee Member         organization; Member of the Board
                                                    (1994-1998) of the Committee on        of Managers of JP Morgan Private
                                                    Investment of Employee Benefit         Equity Funds.
                                                    Assets of the Financial Executive
                                                    Institute.

Richard K. Lyons (42)         Trustee (since        Professor, University of               Director (since 2001) of
Haas School of Business,      February 15, 2000)    California, Berkeley: Haas School      iShares, Inc.; Trustee (since
UC Berkeley                                         of Business (since 1993);              2001) of Barclays Global Investors
Berkeley, CA 94720                                  Consultant for IMF World Bank,         Funds and Master Investment
                                                    Federal Reserve Bank, and Citibank     Portfolio; Board of Trustees:
                                                    N.A. (since 2000).                     Matthews Asian Funds since 1995
                                                                                           (oversees 6 portfolios).

George C. Parker (64)         Trustee (since        Dean Witter Distinguished Professor    Director (since 2001) of
Graduate School of            February 15, 2000)    of Finance (since 1994); Associate     iShares, Inc.; Bailard, Biehl and
Business (Room K301)                                Dean for Academic Affairs, Director    Kaiser, Inc. (since 1985);
Stanford University                                 of MBA Program, and Professor,         California Casualty Group of
521 Memorial Way                                    Stanford University: Graduate          Insurance Companies (since 1978);
Stanford, CA 94305                                  School of Business (1993-2001).        Continental Airlines, Inc. (since
                                                                                           1996); Community First Financial
                                                                                           Group (since 1995); Dresdner/RCM
                                                                                           Mutual Funds (1994-2002); Tyon
                                                                                           Ranch Company (since 1999).

W. Allen Reed (56)            Trustee (since        President and Chief Executive          Director (since 1996) of
General Motors Investment     January 1, 2002)      Officer (since 1994) of General        iShares, Inc.; Director (since
Management Corp.                                    Motors Investment Management           1994) of General Motors Investment
767 Fifth Avenue                                    Corporation.                           Management Corporation; Director
New York, NY 10153                                                                         (1995-1998) of Taubman
                                                                                           Centers, Inc. (a real estate
                                                                                           investment trust); Director (since
                                                                                           1992) of FLIR Systems (an imaging
                                                                                           technology company); Director
                                                                                           (since 1994) of General Motors
                                                                                           Acceptance Corporation; Director
                                                                                           (since 1994) of GMAC Insurance
                                                                                           Holdings, Inc.; Director (since
                                                                                           1995) of Global Emerging Markets
                                                                                           Fund; Director (since 2000) of
                                                                                           Temple Inland Industries; Chairman
                                                                                           (since 1995) of the Investment
                                                                                           Advisory Committee of Howard Hughes
                                                                                           Medical Institute.

62                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

                          Officers who are not Trustees

                                                           Principal Occupation(s)                Directorships Held by
   Name, Age and Address           Position                  During Past 5 Years                        Officers
------------------------------------------------------------------------------------------------------------------------------
Michael A. Latham (37)        Secretary, Treasurer  Director of Mutual Fund Delivery in    None.
Barclays Global Investors     and Principal         the U.S. Individual Investor
45 Fremont Street             Financial Officer     Business of BGI (since 2000); Head
San Francisco, CA 94105                             of Operations, BGI Europe
                                                    (1997-2000).

Jeffrey J. Gaboury (34)       Assistant Treasurer   Director (formerly Manager), Mutual    None.
Investors Bank & Trust Co.                          Fund Administration, Reporting and
200 Clarendon Street                                Compliance, IBT (since 1996).
Boston, MA 02116

Danell Doty (40)              Assistant Secretary   Head of Mutual Fund Administration,    None.
Barclays Global Investors                           BGI (since 1999); Vice President of
45 Fremont Street                                   Operations, Berkeley Capital
San Francisco, CA 94105                             Management (1994-1999); Vice
                                                    President and Secretary, The
                                                    Berkeley Funds (1997-1999).

Susan C. Mosher (48)          Assistant Secretary   Senior Director & Senior Counsel,      None.
Investors Bank & Trust Co.                          Mutual Fund Administration, IBT
200 Clarendon Street                                (since 1995).
Boston, MA 02116

Sandra I. Madden (36)         Assistant Secretary   Senior Associate Counsel, Mutual       None.
Investors Bank & Trust Co.                          Fund Administration, IBT (since
200 Clarendon Street                                1999); Associate, Scudder Kemper
Boston, MA 02116                                    Investments, Inc. (1996-1999).

Theda Haber (49)              Chief Legal Officer   Attorney/Managing Director, Deputy     None.
Barclays Global Investors                           General Counsel and Head of U.S.
45 Fremont Street                                   Legal, BGI (since 1997); Attorney/
San Francisco, CA 94105                             Senior Counsel, BGI (1994-2000).

Lois Towers (51)              Assistant Vice        U.S. Compliance Officer, BGI (since    None.
Barclays Global Investors     President - AML       1999).
45 Fremont Street             Compliance Officer
San Francisco, CA 94105

TRUSTEES INFORMATION                                                          63

Notes:

64                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES                                                                         65

The iShares Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges and expenses.

Broad Market
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

Large Cap
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

Fixed Income
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

Global Sector
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market
iShares MSCI EAFE Index Fund (EFA)
iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Annual Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co.

66                                    2003 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, neither of which is affiliated with SEI.

iShares are not sponsored or endorsed by Goldman, Sachs & Co., nor are they sponsored, endorsed, sold or promoted by Morgan Stanley Capital International, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C) 2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iShares  Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                 1 800 iShares (1 800 474 2737) www.iShares.com

                                                              [LOGO OF BARCLAYS]

BGI-F-013-07003

Item 2.  Code of Ethics.

     As of July 31, 2003, the Registrant has adopted a code of ethics that applies to the Registrant's President and Principal Financial Officer. For the year ended July 31, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 10(a).

Item 3.  Audit Committee Financial Expert.

     The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are John B. Carroll, Richard K. Lyons, George
     C. Parker and W. Allen Reed, all of whom are independent.

Item 4.  Principal Accountant Fees and Services.

     Not applicable to this filing.

Item 5.  Listed Company Audit Committees.

     Not applicable to this filing.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable to this registrant.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

     (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of iShares Trust are reasonably designed to achieve the purposes described in the attached certification,
Section 4 (a).

     (b) There were no significant changes in the iShares Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

     (a) Code of Ethics is attached.

     (b) Certification letters are attached.

     (c) Section 906 Certifications are attached.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     iShares Trust

     By: /s/ Lee T. Kranefuss
     -------------------------------------
     Lee T. Kranefuss, President
     Date: September 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By: /s/ Lee T. Kranefuss
     -------------------------------------
     Lee T. Kranefuss, President
     Date:  September 29, 2003

     By: /s/ Michael A. Latham
     -------------------------------------
     Michael A. Latham, Principal Financial Officer
     Date: September 29, 2003